AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 1987.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
688,764.752 shares at $23.90 per share (cost $14,693,909)	$16,461,478
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
83,500.454 shares at $23.74 per share (cost $1,805,179)	1,982,301
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
430,737.262 shares at $23.18 per share (cost $9,198,128)	9,984,490
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
260,575.024 shares at $103.00 per share (cost $12,689,674)	26,839,227
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
30,098.842 shares at $102.42 per share (cost $1,574,010)	3,082,723
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
83,847.123 shares at $100.58 per share (cost $5,074,785)	8,433,344
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
727,195.587 shares at $5.31 per share (cost $3,867,129)	3,861,409
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
136,063.665 shares at $5.26 per share (cost $730,029)	715,695
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
9,805,509.824 shares at $5.09 per share (cost $52,971,289)	49,910,045
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
177,051.839 shares at $26.52 per share (cost $3,111,089)	4,695,415
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
21,735.340 shares at $26.40 per share (cost $407,837)	573,813
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
345,273.612 shares at $26.25 per share (cost $6,526,119)	9,063,432
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
495,804.104 shares at $17.04 per share (cost $7,524,769)	8,448,502
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
80,109.440 shares at $16.86 per share (cost $1,202,819)	1,350,645
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
117,223.104 shares at $16.56 per share (cost $1,711,535)	1,941,215
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
495,524.677 shares at $14.09 per share (cost $6,392,720)	6,981,943
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
6,188,294.316 shares at $13.72 per share (cost $77,958,347)	84,903,398
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
444,893.175 shares at $48.17 per share (cost $12,507,219)	21,430,504
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
112,942.394 shares at $47.89 per share (cost $3,269,297)	5,408,811

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
711,299.698 shares at $46.73 per share (cost $20,759,112)	$33,239,035
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
53,748.251 shares at $22.00 per share (cost $823,874)	1,182,462
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,255.064 shares at $21.80 per share (cost $94,295)	136,360
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
32,786.719 shares at $21.65 per share (cost $573,742)	709,832
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
119,701.925 shares at $37.29 per share (cost $3,712,502)	4,463,685
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
12,724,373.100 shares at $1.00 per share (cost $12,724,373)	12,724,373
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
984,813.760 shares at $1.00 per share (cost $984,814)	984,814
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
21,672.359 shares at $366.73 per share (cost $5,582,129)	7,947,904
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
44,011.574 shares at $11.68 per share (cost $503,256)	514,055
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
387,719.179 shares at $17.05 per share (cost $5,317,022)	6,610,612
MFS Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities) -
805,959.842 shares at $35.33 per share (cost $21,762,883)	28,474,561
MFS(R) New Discovery Series, Initial Class (New Discovery) -
419,931.029 shares at $26.96 per share (cost $7,896,418)	11,321,341
MFS(R) Total Return Series, Initial Class (Total Return) -
272,796.953 shares at $26.02 per share (cost $6,197,415)	7,098,177
MFS(R) Growth Series, Service Class (Growth SC) -
13,990.062 shares at $70.23 per share (cost $695,878)	982,522
MFS(R) New Discovery Series, Service Class (New Discovery SC) -
35,383.331 shares at $23.61 per share (cost $640,230)	835,400
MFS(R) Utilities Series, Service Class (Utilities SC) -
51,232.756 shares at $34.69 per share (cost $1,554,813)	1,777,264
MFS Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
354,661.015 shares at $10.51 per share (cost $3,531,928)	3,727,487
MFS(R) Research International Portfolio, Initial Class (Research) -
1,855,271.474 shares at $18.14 per share (cost $28,324,956)	33,654,625

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class (Blended Core SC) -
671.885 shares at $56.68 per share (cost $32,917)	$38,082
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
56,360.347 shares at $12.54 per share (cost $648,994)	706,759
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
119,286.627 shares at $12.79 per share (cost $1,513,325)	1,525,676
MFS Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
34,265.874 shares at $12.40 per share (cost $395,152)	424,897
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
55,357.436 shares at $13.86 per share (cost $697,008)	767,254
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
14,384.475 shares at $11.99 per share (cost $163,175)	172,470
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class (Blended Small Cap SC) -
24,498.863 shares at $10.50 per share (cost $255,689)	257,238
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
0.000 shares at $14.98 per share (cost $0)	-
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
826.531 shares at $17.66 per share (cost $13,367)	14,597
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,487,897.367 shares at $17.73 per share (cost $21,534,611)	26,380,420
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
160,887.070 shares at $10.99 per share (cost $1,688,908)	1,768,149
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,687,211.672 shares at $17.13 per share (cost $68,724,771)	63,161,936
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
7,797.293 shares at $10.93 per share (cost $76,393)	85,224
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II (Core Plus Fixed II) -
42,093.537 shares at $11.68 per share (cost $474,874)	491,653
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,660,798.122 shares at $2.52 per share (cost $5,409,231)	6,705,211
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
65,888.212 shares at $34.10 per share (cost $2,006,775)	2,246,788
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
183,410.229 shares at $2.52 per share (cost $412,326)	462,194
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
4,938,939.995 shares at $10.28 per share (cost $43,497,771)	50,772,303

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
479,326.639 shares at $20.54 per share (cost $8,937,016)	$9,845,369
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
74,279.789 shares at $10.28 per share (cost $704,803)	763,596
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
244,423.624 shares at $42.52 per share (cost $7,936,934)	10,392,892
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
179,146.281 shares at $14.69 per share (cost $2,784,092)	2,631,659
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
291,857.602 shares at $11.49 per share (cost $2,957,417)	3,353,444
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
32,937.375 shares at $106.93 per share (cost $2,471,880)	3,521,994
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
14,117.416 shares at $25.52 per share (cost $360,022)	360,276
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
9,239.199 shares at $15.62 per share (cost $156,223)	144,316
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
37,847.571 shares at $14.33 per share (cost $623,677)	542,356
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
573,044.284 shares at $120.57 per share (cost $47,868,408)	69,091,949
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
476,511.435 shares at $89.92 per share (cost $33,324,193)	42,847,908
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
464,633.843 shares at $122.67 per share (cost $20,735,556)	56,996,634
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
573,713.854 shares at $93.77 per share (cost $43,126,657)	53,797,148
Calvert VP S&P 500 Index Portfolio (S&P 500) -
1,026,950.623 shares at $165.98 per share (cost $114,516,669)	170,453,264
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,582,188.265 shares at $58.07 per share (cost $87,192,842)	91,877,673
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
6,188,877.385 shares at $20.86 per share (cost $104,324,557)	129,099,982
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,660,336.359 shares at $19.99 per share (cost $60,908,684)	73,170,124
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
4,710,464.959 shares at $19.10 per share (cost $76,647,716)	89,969,881

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Third Avenue Variable Series Trust (Third Avenue):
FFI Strategies Portfolio (Value) -
495,292.814 shares at $15.27 per share (cost $8,219,245)	$7,563,121
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
159,179.683 shares at $19.84 per share (cost $2,822,934)	3,158,125
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
50,853.066 shares at $19.06 per share (cost $891,830)	969,259
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
169,625.598 shares at $12.00 per share (cost $2,246,800)	2,035,507
DWS International Growth VIP Portfolio, Class A (Thematic) -
36,915.793 shares at $17.65 per share (cost $456,599)	651,564
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
3,375.411 shares at $13.68 per share (cost $43,775)	46,176
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
57,869.648 shares at $15.40 per share (cost $927,556)	891,193
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
13,271.904 shares at $18.02 per share (cost $261,627)	239,160
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
21,395.134 shares at $36.06 per share (cost $560,023)	771,509
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,279,513.424 shares at $48.48 per share (cost $25,068,281)	62,030,811
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
946,915.997 shares at $11.59 per share (cost $10,471,979)	10,974,756
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
853,765.905 shares at $10.38 per share (cost $8,923,099)	8,862,090
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
48,382.052 shares at $10.42 per share (cost $494,153)	504,141
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
6,084.390 shares at $13.44 per share (cost $76,690)	81,774
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
53,777.248 shares at $10.38 per share (cost $548,410)	558,208
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
122,466.510 shares at $13.92 per share (cost $1,582,836)	1,704,734
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
14,609.555 shares at $6.13 per share (cost $106,116)	89,557

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
62,144.586 shares at $11.24 per share (cost $680,771)	$698,505
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
45,650.508 shares at $11.46 per share (cost $481,020)	523,155
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
39,082.148 shares at $11.02 per share (cost $422,530)	430,685
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,566,389.357 shares at $13.82 per share (cost $43,810,443)	35,467,501
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
87,801.588 shares at $15.04 per share (cost $1,342,285)	1,320,536
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
3,214.048 shares at $16.91 per share (cost $53,986)	54,350
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
29,995.572 shares at $14.50 per share (cost $454,934)	434,936
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
18,537.122 shares at $13.28 per share (cost $245,513)	246,173
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
9,389.898 shares at $28.43 per share (cost $268,627)	266,955
American Funds Insurance Series (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,406,875.500 shares at $13.45 per share (cost $30,790,601)	32,372,475
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 2 (Blue Chip) -
227,493.222 shares at $14.15 per share (cost $3,062,620)	3,219,029
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
25,027.538 shares at $40.72 per share (cost $752,141)	1,019,121
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
22,605.956 shares at $119.17 per share (cost $1,708,336)	2,693,952
American Funds IS International Fund Portfolio, Class 2 (International) -
32,812.427 shares at $23.54 per share (cost $643,619)	772,405
American Funds IS New World Fund(R) Portfolio, Class 2 (New World) -
17,865.440 shares at $31.25 per share (cost $422,529)	558,295
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
25,618.589 shares at $54.66 per share (cost $1,208,099)	1,400,312
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
108,866.326 shares at $26.21 per share (cost $2,468,356)	2,853,386

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
72,534.874 shares at $4.36 per share (cost $298,241)	$316,252
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,948.256 shares at $21.66 per share (cost $237,848)	280,459
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,890.944 shares at $14.09 per share (cost $48,828)	54,823
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio,
Class 2 (Smaller-Cap) -
6,426.691 shares at $26.62 per share (cost $137,465)	171,079
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
19,912.816 shares at $27.21 per share (cost $424,215)	541,828
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
52,377.402 shares at $6.79 per share (cost $349,144)	355,643
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
10,067.200 shares at $65.03 per share (cost $470,460)	654,670
Ivy Variable Insurance Portfolios (Ivy):
Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
638.218 shares at $10.4424 per share (cost $5,779)	6,665
Ivy VIP Balanced Portfolio, Class II (Balanced) -
151,175.903 shares at $8.7094 per share (cost $1,162,387)	1,316,651
Ivy VIP Energy Portfolio, Class II (Energy) -
88,254.624 shares at $2.4809 per share (cost $302,741)	218,951
Ivy VIP Small Cap Core Portfolio, Class II (Small Cap Value) -
29,900.962 shares at $13.8496 per share (cost $449,544)	414,116
Ivy VIP Science and Technology Portfolio, Class II (Science) -
49,639.824 shares at $35.8722 per share (cost $1,388,819)	1,780,690
Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
45,919.167 shares at $17.4840 per share (cost $545,568)	802,851
Ivy VIP International Core Equity Portfolio, Class II (International) -
8,993.735 shares at $16.3456 per share (cost $137,019)	147,008
Ivy VIP Global Growth Portfolio, Class II (Global) -
16,691.664 shares at $4.2937 per share (cost $78,909)	71,669
Ivy VIP High Income Portfolio, Class II (High Income) -
98,745.258 shares at $3.3952 per share (cost $340,339)	335,260
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
60,417.276 shares at $13.98 per share (cost $793,744)	844,634

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
9,940.935 shares at $17.27 per share (cost $152,493)	$171,680
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
7,623.579 shares at $18.47 per share (cost $129,320)	140,808
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
86,345.350 shares at $11.68 per share (cost $734,927)	1,008,514
VanEck VIP Global Hard Assets Fund Portfolio, Class S Shares (Hard Assets) -
10,849.734 shares at $21.55 per share (cost $216,454)	233,812

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,582,625,734

The accompanying notes are an integral part of these financial statements.

FS-10

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FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$271,503
Mortality and expense risk charge	(199,541)
Net investment income(loss)	71,962

Realized gain(loss) on investments:
Net realized gain distributions	709,459
Net realized gain(loss) on sale of fund shares	22,836
Net realized gain(loss)	732,295

Change in unrealized appreciation/depreciation	(82,192)

Net increase(decrease) in net assets resulting
from operations	$722,065

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$71,962	$111,418
Net realized gain(loss)	732,295	1,159,252
Net change in unrealized appreciation/depreciation	(82,192)	2,526,178
Net increase(decrease) in net assets resulting
from operations	722,065	3,796,848

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,675	90,719
Subaccounts transfers (including fixed account), net	(441,440)	(267,445)
Transfers for policyowner benefits and terminations	(1,293,837)	(1,657,130)
Policyowner maintenance charges	(28,118)	(31,041)
Net increase(decrease) from policyowner transactions	(1,690,720)	(1,864,897)

Total increase(decrease) in net assets	(968,655)	1,931,951
Net assets at beginning of period	17,430,133	15,498,182
Net assets at end of period	$16,461,478	$17,430,133

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2020		2020		2020

$30,586		$149,132		$16,108
(16,841)		(86,682)		(289,660)
13,745		62,450		(273,552)

82,909		435,258		2,052,513
5,824		(27,616)		941,424
88,733		407,642		2,993,937

(4,060)		11,825		5,298,659

$98,418		$481,917		$8,019,044

Equity-Income SC		Equity-Income SC2		Growth IC

2020	2019	2020	2019	2020	2019

$13,745	$18,922	$62,450	$84,600	$(273,552)	$(197,976)
88,733	128,261	407,642	637,079	2,993,937	1,998,123
(4,060)	302,797	11,825	1,484,946	5,298,659	3,375,860

98,418	449,980	481,917	2,206,625	8,019,044	5,176,007

-	-	33,433	50,000	68,200	48,338
(65,161)	(26,353)	(93,257)	433,803	69,237	(493,676)
(145,469)	(92,356)	(690,835)	(1,180,706)	(1,074,222)	(1,397,331)
(310)	(365)	(21,754)	(23,321)	(39,600)	(36,795)
(210,940)	(119,074)	(772,413)	(720,224)	(976,385)	(1,879,464)

(112,522)	330,906	(290,496)	1,486,401	7,042,659	3,296,543
2,094,823	1,763,917	10,274,986	8,788,585	19,796,568	16,500,025
$1,982,301	$2,094,823	$9,984,490	$10,274,986	$26,839,227	$19,796,568

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,629
Mortality and expense risk charge	(24,941)
Net investment income(loss)	(23,312)

Realized gain(loss) on investments:
Net realized gain distributions	250,546
Net realized gain(loss) on sale of fund shares	137,180
Net realized gain(loss)	387,726

Change in unrealized appreciation/depreciation	587,981

Net increase(decrease) in net assets resulting
from operations	$952,395

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,312)	$(17,854)
Net realized gain(loss)	387,726	238,156
Net change in unrealized appreciation/depreciation	587,981	418,905
Net increase(decrease) in net assets resulting
from operations	952,395	639,207

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	8,976
Subaccounts transfers (including fixed account), net	(91,416)	(82,792)
Transfers for policyowner benefits and terminations	(217,920)	(164,222)
Policyowner maintenance charges	(453)	(455)
Net increase(decrease) from policyowner transactions	(309,789)	(238,493)

Total increase(decrease) in net assets	642,606	400,714
Net assets at beginning of period	2,440,117	2,039,403
Net assets at end of period	$3,082,723	$2,440,117

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2020		2020		2020

$3,059		$193,725		$36,192
(66,970)		(51,849)		(8,045)
(63,911)		141,876		28,147

703,656		-		-
546,218		(111,524)		(11,016)
1,249,874		(111,524)		(11,016)

1,313,011		(31,214)		(14,611)

$2,498,974		$(862)		$2,520

Growth SC2		High Income IC		High Income SC

2020	2019	2020	2019	2020	2019

$(63,911)	$(58,946)	$141,876	$156,841	$28,147	$39,336
1,249,874	839,063	(111,524)	(13,583)	(11,016)	(1,144)
1,313,011	1,068,714	(31,214)	403,283	(14,611)	90,245

2,498,974	1,848,831	(862)	546,541	2,520	128,437

55,617	26,581	16,823	24,771	-	6,241
(62,157)	144,172	(348,248)	286,880	1,417	(25,044)
(856,491)	(1,237,302)	(368,935)	(324,967)	(255,100)	(118,421)
(16,425)	(16,000)	(7,717)	(7,231)	(143)	(170)
(879,456)	(1,082,549)	(708,077)	(20,547)	(253,826)	(137,394)

1,619,518	766,282	(708,939)	525,994	(251,306)	(8,957)
6,813,826	6,047,544	4,570,348	4,044,354	967,001	975,958
$8,433,344	$6,813,826	$3,861,409	$4,570,348	$715,695	$967,001

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,387,023
Mortality and expense risk charge	(454,643)
Net investment income(loss)	1,932,380

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(437,595)
Net realized gain(loss)	(437,595)

Change in unrealized appreciation/depreciation	(959,100)

Net increase(decrease) in net assets resulting
from operations	$535,685

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,932,380	$2,081,952
Net realized gain(loss)	(437,595)	(256,778)
Net change in unrealized appreciation/depreciation	(959,100)	4,643,967
Net increase(decrease) in net assets resulting
from operations	535,685	6,469,141

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	305,050	561,159
Subaccounts transfers (including fixed account), net	2,362,530	301,096
Transfers for policyowner benefits and terminations	(4,261,315)	(4,125,286)
Policyowner maintenance charges	(425,041)	(447,931)
Net increase(decrease) from policyowner transactions	(2,018,776)	(3,710,962)

Total increase(decrease) in net assets	(1,483,091)	2,758,179
Net assets at beginning of period	51,393,136	48,634,957
Net assets at end of period	$49,910,045	$51,393,136

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2020		2020		2020

$18,500		$1,759		$17,781
(55,458)		(5,012)		(76,010)
(36,958)		(3,253)		(58,229)

19,143		2,455		34,022
140,154		13,941		195,135
159,297		16,396		229,157

462,186		59,701		1,002,560

$584,525		$72,844		$1,173,488

Overseas IC		Overseas SC		Overseas SC2

2020	2019	2020	2019	2020	2019

$(36,958)	$16,659	$(3,253)	$3,391	$(58,229)	$45,262
159,297	241,174	16,396	32,953	229,157	419,176
462,186	723,764	59,701	95,141	1,002,560	1,340,585

584,525	981,597	72,844	131,485	1,173,488	1,805,023

18,982	29,349	1,160	1,200	67,441	238,078
(105,485)	(103,203)	(32,325)	(35,552)	(94,712)	107,373
(314,981)	(319,222)	(38,052)	(54,157)	(460,064)	(615,498)
(8,135)	(8,428)	(113)	(108)	(14,437)	(14,499)
(409,619)	(401,504)	(69,330)	(88,617)	(501,772)	(284,546)

174,906	580,093	3,514	42,868	671,716	1,520,477
4,520,509	3,940,416	570,299	527,431	8,391,716	6,871,239
$4,695,415	$4,520,509	$573,813	$570,299	$9,063,432	$8,391,716

FS-17

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$116,392
Mortality and expense risk charge	(100,929)
Net investment income(loss)	15,463

Realized gain(loss) on investments:
Net realized gain distributions	102,615
Net realized gain(loss) on sale of fund shares	22,858
Net realized gain(loss)	125,473

Change in unrealized appreciation/depreciation	874,063

Net increase(decrease) in net assets resulting
from operations	$1,014,999

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,463	$36,062
Net realized gain(loss)	125,473	302,378
Net change in unrealized appreciation/depreciation	874,063	909,912
Net increase(decrease) in net assets resulting
from operations	1,014,999	1,248,352

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,394	49,590
Subaccounts transfers (including fixed account), net	(198,657)	(173,677)
Transfers for policyowner benefits and terminations	(510,437)	(741,425)
Policyowner maintenance charges	(20,728)	(22,602)
Net increase(decrease) from policyowner transactions	(716,428)	(888,114)

Total increase(decrease) in net assets	298,571	360,238
Net assets at beginning of period	8,149,931	7,789,693
Net assets at end of period	$8,448,502	$8,149,931

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2020		2020		2020

$17,934		$22,953		$155,333
(12,237)		(17,351)		(93,372)
5,697		5,602		61,961

16,882		24,342		2,796
4,084		11,590		161,372
20,966		35,932		164,168

137,673		196,055		339,649

$164,336		$237,589		$565,778

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2020	2019	2020	2019	2020	2019

$5,697	$9,284	$5,602	$11,254	$61,961	$109,810
20,966	54,721	35,932	70,882	164,168	21,596
137,673	174,618	196,055	204,035	339,649	475,747

164,336	238,623	237,589	286,171	565,778	607,153

-	13,465	3,661	60,477	31,495	53,174
(99,683)	941	(64,860)	(116,555)	19,607	51,809
(157,775)	(306,105)	(114,558)	(94,572)	(1,262,941)	(709,646)
(221)	(266)	(5,027)	(5,026)	(10,567)	(10,596)
(257,679)	(291,965)	(180,784)	(155,676)	(1,222,406)	(615,259)

(93,343)	(53,342)	56,805	130,495	(656,628)	(8,106)
1,443,988	1,497,330	1,884,410	1,753,915	7,638,571	7,646,677
$1,350,645	$1,443,988	$1,941,215	$1,884,410	$6,981,943	$7,638,571

FS-19

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,690,557
Mortality and expense risk charge	(791,041)
Net investment income(loss)	899,516

Realized gain(loss) on investments:
Net realized gain distributions	32,942
Net realized gain(loss) on sale of fund shares	616,287
Net realized gain(loss)	649,229

Change in unrealized appreciation/depreciation	4,766,430

Net increase(decrease) in net assets resulting
from operations	$6,315,175

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$899,516	$1,349,773
Net realized gain(loss)	649,229	113,944
Net change in unrealized appreciation/depreciation	4,766,430	5,498,966
Net increase(decrease) in net assets resulting
from operations	6,315,175	6,962,683

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	587,732	1,289,207
Subaccounts transfers (including fixed account), net	320,024	1,146,084
Transfers for policyowner benefits and terminations	(8,069,306)	(7,533,814)
Policyowner maintenance charges	(743,109)	(774,399)
Net increase(decrease) from policyowner transactions	(7,904,659)	(5,872,922)

Total increase(decrease) in net assets	(1,589,484)	1,089,761
Net assets at beginning of period	86,492,882	85,403,121
Net assets at end of period	$84,903,398	$86,492,882

The accompanying notes are an integral part of these financial statements.

FS-20

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2020		2020		2020

$50,922		$7,193		$24,828
(278,688)		(45,941)		(290,331)
(227,766)		(38,748)		(265,503)

106,843		25,139		167,242
1,508,145		151,469		1,614,648
1,614,988		176,608		1,781,890

3,983,399		1,123,562		6,335,141

$5,370,621		$1,261,422		$7,851,528

Contrafund IC		Contrafund SC		Contrafund SC2

2020	2019	2020	2019	2020	2019

$(227,766)	$(166,058)	$(38,748)	$(25,776)	$(265,503)	$(215,281)
1,614,988	2,431,244	176,608	560,480	1,781,890	3,946,807
3,983,399	2,499,727	1,123,562	592,079	6,335,141	3,825,436

5,370,621	4,764,913	1,261,422	1,126,783	7,851,528	7,556,962

149,058	125,130	-	-	335,185	536,000
(2,000,947)	(223,695)	(163,540)	(130,522)	(2,439,944)	(1,304,476)
(1,848,394)	(1,376,976)	(298,176)	(204,754)	(2,945,461)	(2,234,118)
(27,393)	(26,848)	(691)	(704)	(62,287)	(60,006)
(3,727,676)	(1,502,389)	(462,407)	(335,980)	(5,112,507)	(3,062,600)

1,642,945	3,262,524	799,015	790,803	2,739,021	4,494,362
19,787,559	16,525,035	4,609,796	3,818,993	30,500,014	26,005,652
$21,430,504	$19,787,559	$5,408,811	$4,609,796	$33,239,035	$30,500,014

FS-21

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,809
Mortality and expense risk charge	(14,648)
Net investment income(loss)	(2,839)

Realized gain(loss) on investments:
Net realized gain distributions	14,948
Net realized gain(loss) on sale of fund shares	29,135
Net realized gain(loss)	44,083

Change in unrealized appreciation/depreciation	120,105

Net increase(decrease) in net assets resulting
from operations	$161,349

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,839)	$1,997
Net realized gain(loss)	44,083	67,971
Net change in unrealized appreciation/depreciation	120,105	129,293
Net increase(decrease) in net assets resulting
from operations	161,349	199,261

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,374	1,274
Subaccounts transfers (including fixed account), net	(1,691)	(24,347)
Transfers for policyowner benefits and terminations	(89,873)	(41,148)
Policyowner maintenance charges	(1,600)	(1,681)
Net increase(decrease) from policyowner transactions	(91,790)	(65,902)

Total increase(decrease) in net assets	69,559	133,359
Net assets at beginning of period	1,112,903	979,544
Net assets at end of period	$1,182,462	$1,112,903

The accompanying notes are an integral part of these financial statements.

FS-22

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2020		2020		2020

$1,252		$5,634		$15,162
(1,153)		(6,233)		(38,775)
99		(599)		(23,613)

1,759		9,388		-
1,777		8,254		(28,077)
3,536		17,642		(28,077)

14,203		78,399		675,657

$17,838		$95,442		$623,967

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2020	2019	2020	2019	2020	2019

$99	$673	$(599)	$2,272	$(23,613)	$(14,970)
3,536	7,028	17,642	39,386	(28,077)	467,381
14,203	15,500	78,399	85,553	675,657	388,189

17,838	23,201	95,442	127,211	623,967	840,600

-	-	2,974	7,907	126,673	127,126
134	120	1,580	2,564	(280,801)	(141,643)
(11,056)	(2,833)	(66,911)	(72,541)	(363,797)	(375,659)
(31)	(34)	(2,328)	(2,242)	(7,948)	(9,047)
(10,953)	(2,747)	(64,685)	(64,312)	(525,873)	(399,223)

6,885	20,454	30,757	62,899	98,094	441,377
129,475	109,021	679,075	616,176	4,365,591	3,924,214
$136,360	$129,475	$709,832	$679,075	$4,463,685	$4,365,591

FS-23

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35,935
Mortality and expense risk charge	(131,796)
Net investment income(loss)	(95,861)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(95,861)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(95,861)	$121,276
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(95,861)	121,276

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,658	218,340
Subaccounts transfers (including fixed account), net	15,776,146	8,929,582
Transfers for policyowner benefits and terminations	(14,022,781)	(14,005,850)
Policyowner maintenance charges	(29,651)	(31,702)
Net increase(decrease) from policyowner transactions	1,779,372	(4,889,630)

Total increase(decrease) in net assets	1,683,511	(4,768,354)
Net assets at beginning of period	11,040,862	15,809,216
Net assets at end of period	$12,724,373	$11,040,862

The accompanying notes are an integral part of these financial statements.

FS-24

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2020		2020		2020

$2,194		$105,536		$14,886
(11,413)		(66,913)		(4,456)
(9,219)		38,623		10,430

-		22,593		4,647
-		158,425		126
-		181,018		4,773

-		923,821		12,541

$(9,219)		$1,143,462		$27,744

Money Market SC2		Index 500 SC2		Strategic SC2

2020	2019	2020	2019	2020	2019

$(9,219)	$4,233	$38,623	$46,922	$10,430	$10,190
-	-	181,018	125,628	4,773	2,678
-	-	923,821	1,349,715	12,541	16,771

(9,219)	4,233	1,143,462	1,522,265	27,744	29,639

92,792	57,801	624,565	585,209	15,122	26,933
1,371,881	1,017,815	(98,594)	(48,952)	34,753	100,258
(1,269,216)	(523,780)	(574,225)	(232,051)	(6,386)	(16,317)
(1,677)	(1,095)	(4,636)	(4,238)	(527)	(378)
193,780	550,741	(52,890)	299,968	42,962	110,496

184,561	554,974	1,090,572	1,822,233	70,706	140,135
800,253	245,279	6,857,332	5,035,099	443,349	303,214
$984,814	$800,253	$7,947,904	$6,857,332	$514,055	$443,349

FS-25

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$77,218
Mortality and expense risk charge	(69,605)
Net investment income(loss)	7,613

Realized gain(loss) on investments:
Net realized gain distributions	23,780
Net realized gain(loss) on sale of fund shares	80,853
Net realized gain(loss)	104,633

Change in unrealized appreciation/depreciation	412,224

Net increase(decrease) in net assets resulting
from operations	$524,470

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,613	$20,093
Net realized gain(loss)	104,633	238,263
Net change in unrealized appreciation/depreciation	412,224	763,493
Net increase(decrease) in net assets resulting
from operations	524,470	1,021,849

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,250	33,360
Subaccounts transfers (including fixed account), net	43,653	47,461
Transfers for policyowner benefits and terminations	(378,376)	(459,943)
Policyowner maintenance charges	(9,353)	(9,787)
Net increase(decrease) from policyowner transactions	(313,826)	(388,909)

Total increase(decrease) in net assets	210,644	632,940
Net assets at beginning of period	6,399,968	5,767,028
Net assets at end of period	$6,610,612	$6,399,968

The accompanying notes are an integral part of these financial statements.

FS-26

MFS
		New
Utilities		Discovery		Total Return

2020		2020		2020

$655,041		$-		$150,681
(277,186)		(94,448)		(66,760)
377,855		(94,448)		83,921

683,048		871,720		174,613
578,999		340,767		55,527
1,262,047		1,212,487		230,140

(399,536)		2,438,654		247,437

$1,240,366		$3,556,693		$561,498

Utilities		New Discovery		Total Return

2020	2019	2020	2019	2020	2019

$377,855	$827,384	$(94,448)	$(91,305)	$83,921	$84,981
1,262,047	1,013,962	1,212,487	1,765,520	230,140	237,160
(399,536)	4,159,716	2,438,654	1,125,122	247,437	824,176

1,240,366	6,001,062	3,556,693	2,799,337	561,498	1,146,317

448,176	378,006	42,168	129,892	68,845	82,991
(334,061)	(1,357,399)	(1,056,620)	774,883	283,020	(16,240)
(1,660,913)	(2,667,646)	(749,300)	(1,085,166)	(653,788)	(551,179)
(43,620)	(49,390)	(15,270)	(14,880)	(13,127)	(13,409)
(1,590,418)	(3,696,429)	(1,779,022)	(195,271)	(315,050)	(497,837)

(350,052)	2,304,633	1,777,671	2,604,066	246,448	648,480
28,824,613	26,519,980	9,543,670	6,939,604	6,851,729	6,203,249
$28,474,561	$28,824,613	$11,321,341	$9,543,670	$7,098,177	$6,851,729

FS-27

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(8,109)
Net investment income(loss)	(8,109)

Realized gain(loss) on investments:
Net realized gain distributions	54,938
Net realized gain(loss) on sale of fund shares	16,010
Net realized gain(loss)	70,948

Change in unrealized appreciation/depreciation	155,254

Net increase(decrease) in net assets resulting
from operations	$218,093

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8,109)	$(6,718)
Net realized gain(loss)	70,948	72,458
Net change in unrealized appreciation/depreciation	155,254	136,911
Net increase(decrease) in net assets resulting
from operations	218,093	202,651

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,638	53,495
Subaccounts transfers (including fixed account), net	(3,546)	(18,159)
Transfers for policyowner benefits and terminations	(43,109)	(57,786)
Policyowner maintenance charges	(1,024)	(935)
Net increase(decrease) from policyowner transactions	28,959	(23,385)

Total increase(decrease) in net assets	247,052	179,266
Net assets at beginning of period	735,470	556,204
Net assets at end of period	$982,522	$735,470

The accompanying notes are an integral part of these financial statements.

FS-28

MFS
New Discovery
SC		Utilities SC		Strategic

2020		2020		2020

$-		$34,493		$131,165
(6,598)		(15,623)		(37,383)
(6,598)		18,870		93,782

65,537		40,812		-
12,339		11,309		17,997
77,876		52,121		17,997

190,672		7,388		170,311

$261,950		$78,379		$282,090

New Discovery SC		Utilities SC		Strategic

2020	2019	2020	2019	2020	2019

$(6,598)	$(6,827)	$18,870	$40,899	$93,782	$91,827
77,876	139,514	52,121	21,459	17,997	(10,987)
190,672	82,104	7,388	196,752	170,311	317,512

261,950	214,791	78,379	259,110	282,090	398,352

28,214	104,693	89,178	475,857	12,925	15,477
(20,546)	(25,650)	43,949	22,418	112,958	(312,427)
(204,580)	(22,723)	(76,638)	(95,682)	(432,118)	(431,049)
(739)	(710)	(2,604)	(2,361)	(6,064)	(6,305)
(197,651)	55,610	53,885	400,232	(312,299)	(734,304)

64,299	270,401	132,264	659,342	(30,209)	(335,952)
771,101	500,700	1,645,000	985,658	3,757,696	4,093,648
$835,400	$771,101	$1,777,264	$1,645,000	$3,727,487	$3,757,696

FS-29

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$641,770
Mortality and expense risk charge	(298,723)
Net investment income(loss)	343,047

Realized gain(loss) on investments:
Net realized gain distributions	1,074,733
Net realized gain(loss) on sale of fund shares	404,897
Net realized gain(loss)	1,479,630

Change in unrealized appreciation/depreciation	1,902,001

Net increase(decrease) in net assets resulting
from operations	$3,724,678

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$343,047	$165,436
Net realized gain(loss)	1,479,630	1,581,081
Net change in unrealized appreciation/depreciation	1,902,001	6,003,977
Net increase(decrease) in net assets resulting
from operations	3,724,678	7,750,494

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	214,048	417,059
Subaccounts transfers (including fixed account), net	(1,242,773)	(1,472,584)
Transfers for policyowner benefits and terminations	(2,808,278)	(2,562,833)
Policyowner maintenance charges	(261,632)	(275,548)
Net increase(decrease) from policyowner transactions	(4,098,635)	(3,893,906)

Total increase(decrease) in net assets	(373,957)	3,856,588
Net assets at beginning of period	34,028,582	30,171,994
Net assets at end of period	$33,654,625	$34,028,582

The accompanying notes are an integral part of these financial statements.

FS-30

MFS
Blended Core
SC		Corporate SC		Government SC

2020		2020		2020

$428		$21,092		$40,515
(314)		(6,623)		(15,206)
114		14,469		25,309

1,601		1,823		-
64		3,672		3,077
1,665		5,495		3,077

2,602		38,995		39,646

$4,381		$58,959		$68,032

Blended Core SC		Corporate SC		Government SC

2020	2019	2020	2019	2020	2019

$114	$28	$14,469	$13,513	$25,309	$25,529
1,665	1,422	5,495	(3,425)	3,077	(3,682)
2,602	3,828	38,995	52,809	39,646	53,407

4,381	5,278	58,959	62,897	68,032	75,254

3,573	10,351	32,479	60,351	9,713	150,193
158	(110)	16,020	102,651	106,480	(9)
(1,221)	-	(50,287)	(78,828)	(42,455)	(150,747)
(39)	(34)	(1,525)	(1,308)	(1,942)	(1,792)
2,471	10,207	(3,313)	82,866	71,796	(2,355)

6,852	15,485	55,646	145,763	139,828	72,899
31,230	15,745	651,113	505,350	1,385,848	1,312,949
$38,082	$31,230	$706,759	$651,113	$1,525,676	$1,385,848

FS-31

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,731
Mortality and expense risk charge	(3,564)
Net investment income(loss)	2,167

Realized gain(loss) on investments:
Net realized gain distributions	27,372
Net realized gain(loss) on sale of fund shares	2,247
Net realized gain(loss)	29,619

Change in unrealized appreciation/depreciation	19,126

Net increase(decrease) in net assets resulting
from operations	$50,912

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,167	$3,543
Net realized gain(loss)	29,619	32,721
Net change in unrealized appreciation/depreciation	19,126	38,828
Net increase(decrease) in net assets resulting
from operations	50,912	75,092

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	103,058	30,195
Subaccounts transfers (including fixed account), net	(61,391)	1,181
Transfers for policyowner benefits and terminations	(53,820)	(6,509)
Policyowner maintenance charges	(1,155)	(1,176)
Net increase(decrease) from policyowner transactions	(13,308)	23,691

Total increase(decrease) in net assets	37,604	98,783
Net assets at beginning of period	387,293	288,510
Net assets at end of period	$424,897	$387,293

The accompanying notes are an integral part of these financial statements.

FS-32

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2020		2020		2020

$13,782		$3,763		$1,365
(7,954)		(1,579)		(2,578)
5,828		2,184		(1,213)

41,180		7,298		17,658
(53,784)		825		(6,125)
(12,604)		8,123		11,533

(979)		6,684		(13,804)

$(7,755)		$16,991		$(3,484)

Moderate SC		Conservative SC		Blended Small Cap SC

2020	2019	2020	2019	2020	2019

$5,828	$16,355	$2,184	$2,034	$(1,213)	$(879)
(12,604)	94,139	8,123	7,492	11,533	15,404
(979)	128,732	6,684	10,838	(13,804)	27,161

(7,755)	239,226	16,991	20,364	(3,484)	41,686

31,318	13,767	15,799	42,470	1,345	213,682
(582,677)	(3,736)	(23)	4	(61,856)	(4,166)
(25,286)	(75,165)	(13,489)	(14,636)	-	-
(1,054)	(1,591)	(487)	(476)	(290)	(155)
(577,699)	(66,725)	1,800	27,362	(60,801)	209,361

(585,454)	172,501	18,791	47,726	(64,285)	251,047
1,352,708	1,180,207	153,679	105,953	321,523	70,476
$767,254	$1,352,708	$172,470	$153,679	$257,238	$321,523

FS-33

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

MFS
Global
Real Estate IC

2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-34

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2020		2020		2020

$-		$345,179		$23,822
(44)		(235,509)		(17,616)
(44)		109,670		6,206

-		418,865		121,907
1		275,223		(32,476)
1		694,088		89,431

1,230		2,551,029		30,531

$1,187		$3,354,787		$126,168

Global Real Estate SC		Emerging Markets		Intl. Magnum

2020	2019	2020	2019	2020	2019

$(44)	$-	$109,670	$20,614	$6,206	$15,842
1	-	694,088	1,887,971	89,431	71,360
1,230	-	2,551,029	2,440,655	30,531	197,185

1,187	-	3,354,787	4,349,240	126,168	284,387

13,419	-	179,164	299,449	30,983	9,047
-	-	(1,372,231)	(347,844)	(178,840)	(13,709)
-	-	(2,324,474)	(2,070,002)	(112,233)	(143,035)
(9)	-	(168,537)	(177,272)	(3,532)	(3,872)
13,410	-	(3,686,078)	(2,295,669)	(263,622)	(151,569)

14,597	-	(331,291)	2,053,571	(137,454)	132,818
-	-	26,711,711	24,658,140	1,905,603	1,772,785
$14,597	$-	$26,380,420	$26,711,711	$1,768,149	$1,905,603

FS-35

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,691,559
Mortality and expense risk charge	(557,883)
Net investment income(loss)	1,133,676

Realized gain(loss) on investments:
Net realized gain distributions	1,679,357
Net realized gain(loss) on sale of fund shares	(579,760)
Net realized gain(loss)	1,099,597

Change in unrealized appreciation/depreciation	(11,521,691)

Net increase(decrease) in net assets resulting
from operations	$(9,288,418)

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,133,676	$578,727
Net realized gain(loss)	1,099,597	2,970,991
Net change in unrealized appreciation/depreciation	(11,521,691)	6,855,192
Net increase(decrease) in net assets resulting
from operations	(9,288,418)	10,404,910

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	622,878	860,218
Subaccounts transfers (including fixed account), net	12,223,888	(433,812)
Transfers for policyowner benefits and terminations	(5,063,541)	(4,819,136)
Policyowner maintenance charges	(425,247)	(457,392)
Net increase(decrease) from policyowner transactions	7,357,978	(4,850,122)

Total increase(decrease) in net assets	(1,930,440)	5,554,788
Net assets at beginning of period	65,092,376	59,537,588
Net assets at end of period	$63,161,936	$65,092,376

The accompanying notes are an integral part of these financial statements.

FS-36

Van Kampen				Calvert
		Core Plus
Global II		Fixed II		Balanced

2020		2020		2020

$1,030		$8,143		$93,292
(792)		(3,407)		(65,451)
238		4,736		27,841

5,711		3,267		192,512
(1,155)		1,923		78,155
4,556		5,190		270,667

(83)		15,643		508,381

$4,711		$25,569		$806,889

Global II		Core Plus Fixed II		Balanced

2020	2019	2020	2019	2020	2019

$238	$622	$4,736	$478	$27,841	$29,717
4,556	5,227	5,190	328	270,667	296,861
(83)	8,785	15,643	1,136	508,381	862,366

4,711	14,634	25,569	1,942	806,889	1,188,944

477	5,305	30,607	19,102	36,200	30,925
(56)	467	344,139	195,117	(80,494)	537,989
(15,287)	(58,609)	(123,395)	(230)	(159,313)	(642,490)
(239)	(300)	(1,035)	(163)	(8,730)	(9,015)
(15,105)	(53,137)	250,316	213,826	(212,337)	(82,591)

(10,394)	(38,503)	275,885	215,768	594,552	1,106,353
95,618	134,121	215,768	-	6,110,659	5,004,306
$85,224	$95,618	$491,653	$215,768	$6,705,211	$6,110,659

FS-37

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,155
Mortality and expense risk charge	(20,830)
Net investment income(loss)	(11,675)

Realized gain(loss) on investments:
Net realized gain distributions	153,486
Net realized gain(loss) on sale of fund shares	22,373
Net realized gain(loss)	175,859

Change in unrealized appreciation/depreciation	71,158

Net increase(decrease) in net assets resulting
from operations	$235,342

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,675)	$(12,432)
Net realized gain(loss)	175,859	197,376
Net change in unrealized appreciation/depreciation	71,158	382,908
Net increase(decrease) in net assets resulting
from operations	235,342	567,852

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(16,312)	(16,572)
Transfers for policyowner benefits and terminations	(268,262)	(188,129)
Policyowner maintenance charges	(4,324)	(4,947)
Net increase(decrease) from policyowner transactions	(288,898)	(209,648)

Total increase(decrease) in net assets	(53,556)	358,204
Net assets at beginning of period	2,300,344	1,942,140
Net assets at end of period	$2,246,788	$2,300,344

The accompanying notes are an integral part of these financial statements.

FS-38

Calvert		American Century
		Income &		Mid Cap
Balanced F		Growth		Value

2020		2020		2020

$5,519		$928,138		$167,735
(3,850)		(463,810)		(92,007)
1,669		464,328		75,728

11,389		2,421,726		-
(569)		466,237		(48,928)
10,820		2,887,963		(48,928)

33,198		1,739,786		(99,652)

$45,687		$5,092,077		$(72,852)

Balanced F		Income & Growth		Mid Cap Value

2020	2019	2020	2019	2020	2019

$1,669	$2,327	$464,328	$551,453	$75,728	$111,444
10,820	13,784	2,887,963	4,658,704	(48,928)	1,156,349
33,198	57,241	1,739,786	4,983,287	(99,652)	1,260,847

45,687	73,352	5,092,077	10,193,444	(72,852)	2,528,640

76,949	57,191	326,045	941,194	96,328	149,702
(45,311)	19,259	(1,263,704)	(715,884)	(188,124)	(413,730)
(49,746)	(13,725)	(4,805,546)	(4,312,657)	(906,277)	(677,481)
(1,133)	(1,015)	(330,419)	(348,489)	(18,340)	(21,395)
(19,241)	61,710	(6,073,624)	(4,435,836)	(1,016,413)	(962,904)

26,446	135,062	(981,547)	5,757,608	(1,089,265)	1,565,736
435,748	300,686	51,753,850	45,996,242	10,934,634	9,368,898
$462,194	$435,748	$50,772,303	$51,753,850	$9,845,369	$10,934,634

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Inc. & Growth
	II

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,510
Mortality and expense risk charge	(6,677)
Net investment income(loss)	4,833

Realized gain(loss) on investments:
Net realized gain distributions	32,885
Net realized gain(loss) on sale of fund shares	(3,550)
Net realized gain(loss)	29,335

Change in unrealized appreciation/depreciation	32,069

Net increase(decrease) in net assets resulting
from operations	$66,237

	Inc. & Growth II

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,833	$6,156
Net realized gain(loss)	29,335	60,227
Net change in unrealized appreciation/depreciation	32,069	79,531
Net increase(decrease) in net assets resulting
from operations	66,237	145,914

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,258	20,479
Subaccounts transfers (including fixed account), net	657	(74,026)
Transfers for policyowner benefits and terminations	(57,342)	(41,599)
Policyowner maintenance charges	(748)	(1,032)
Net increase(decrease) from policyowner transactions	(38,175)	(96,178)

Total increase(decrease) in net assets	28,062	49,736
Net assets at beginning of period	735,534	685,798
Net assets at end of period	$763,596	$735,534

The accompanying notes are an integral part of these financial statements.

FS-40

AIM
Intl.
Growth		Global		Global Value

2020		2020		2020

$221,739		$127,340		$40,284
(91,368)		(24,688)		(32,284)
130,371		102,652		8,000

213,629		71,126		-
240,022		(21,707)		(7,291)
453,651		49,419		(7,291)

607,086		(540,095)		354,508

$1,191,108		$(388,024)		$355,217

Intl. Growth		Global		Global Value

2020	2019	2020	2019	2020	2019

$130,371	$57,288	$102,652	$99,384	$8,000	$10,140
453,651	902,179	49,419	61,790	(7,291)	223,827
607,086	1,439,325	(540,095)	368,325	354,508	473,145

1,191,108	2,398,792	(388,024)	529,499	355,217	707,112

213,473	133,431	88,778	166,101	9,811	13,636
(358,940)	(555,311)	191,916	38,223	(69,499)	(66,381)
(920,794)	(751,022)	(197,626)	(254,935)	(353,160)	(357,354)
(17,433)	(20,029)	(4,173)	(5,046)	(5,384)	(5,909)
(1,083,694)	(1,192,931)	78,895	(55,657)	(418,232)	(416,008)

107,414	1,205,861	(309,129)	473,842	(63,015)	291,104
10,285,478	9,079,617	2,940,788	2,466,946	3,416,459	3,125,355
$10,392,892	$10,285,478	$2,631,659	$2,940,788	$3,353,444	$3,416,459

FS-41

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Discovery
	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(21,335)
Net investment income(loss)	(21,335)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	125,347
Net realized gain(loss)	125,347

Change in unrealized appreciation/depreciation	1,050,114

Net increase(decrease) in net assets resulting
from operations	$1,154,126

	Discovery Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(21,335)	$-
Net realized gain(loss)	125,347	-
Net change in unrealized appreciation/depreciation	1,050,114	-
Net increase(decrease) in net assets resulting
from operations	1,154,126	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,137	-
Subaccounts transfers (including fixed account), net	2,555,056	-
Transfers for policyowner benefits and terminations	(193,523)	-
Policyowner maintenance charges	(3,802)	-
Net increase(decrease) from policyowner transactions	2,367,868	-

Total increase(decrease) in net assets	3,521,994	-
Net assets at beginning of period	-	-
Net assets at end of period	$3,521,994	$-

The accompanying notes are an integral part of these financial statements.

FS-42

AIM

Diversified		Value		Real Estate

2020		2020		2020

$9,534		$804		$24,767
(3,492)		(1,211)		(5,373)
6,042		(407)		19,394

8,691		1,227		15,091
(6,552)		(499)		2,282
2,139		728		17,373

(16,281)		385		(118,698)

$(8,100)		$706		$(81,931)

Diversified		Value		Real Estate

2020	2019	2020	2019	2020	2019

$6,042	$5,123	$(407)	$(765)	$19,394	$14,761
2,139	11,907	728	7,728	17,373	(943)
(16,281)	39,475	385	20,503	(118,698)	64,485

(8,100)	56,505	706	27,466	(81,931)	78,303

10,972	137,665	6,596	4,800	3,882	183,819
(20,399)	4,455	440	(4,403)	14,651	273,630
(21,659)	(67,648)	(841)	(11,384)	(132,509)	(60,050)
(623)	(639)	(124)	(131)	(649)	(632)
(31,709)	73,833	6,071	(11,118)	(114,625)	396,767

(39,809)	130,338	6,777	16,348	(196,556)	475,070
400,085	269,747	137,539	121,191	738,912	263,842
$360,276	$400,085	$144,316	$137,539	$542,356	$738,912

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$756,790
Mortality and expense risk charge	(629,224)
Net investment income(loss)	127,566

Realized gain(loss) on investments:
Net realized gain distributions	2,220,927
Net realized gain(loss) on sale of fund shares	2,621,857
Net realized gain(loss)	4,842,784

Change in unrealized appreciation/depreciation	3,258,130

Net increase(decrease) in net assets resulting
from operations	$8,228,480

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$127,566	$92,859
Net realized gain(loss)	4,842,784	6,789,460
Net change in unrealized appreciation/depreciation	3,258,130	7,690,160
Net increase(decrease) in net assets resulting
from operations	8,228,480	14,572,479

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	374,317	631,485
Subaccounts transfers (including fixed account), net	(2,063,187)	(863,213)
Transfers for policyowner benefits and terminations	(6,141,390)	(6,279,868)
Policyowner maintenance charges	(343,624)	(366,104)
Net increase(decrease) from policyowner transactions	(8,173,884)	(6,877,700)

Total increase(decrease) in net assets	54,596	7,694,779
Net assets at beginning of period	69,037,353	61,342,574
Net assets at end of period	$69,091,949	$69,037,353

The accompanying notes are an integral part of these financial statements.

FS-44

Summit
Russell		Nasdaq-100		EAFE
Small Cap		Index		Intl.

2020		2020		2020

$394,435		$227,647		$1,640,686
(378,482)		(504,513)		(474,337)
15,953		(276,866)		1,166,349

2,205,842		1,769,383		-
759,381		9,665,502		947,381
2,965,223		11,434,885		947,381

4,060,998		8,752,791		1,840,811

$7,042,174		$19,910,810		$3,954,541

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2020	2019	2020	2019	2020	2019

$15,953	$(42,392)	$(276,866)	$(228,569)	$1,166,349	$882,215
2,965,223	3,753,500	11,434,885	5,388,644	947,381	717,901
4,060,998	4,987,477	8,752,791	10,292,359	1,840,811	7,961,311

7,042,174	8,698,585	19,910,810	15,452,434	3,954,541	9,561,427

286,858	444,644	316,443	661,400	316,156	644,703
(2,691,800)	122,381	(10,083,541)	(2,773,656)	868,487	(537,118)
(4,023,173)	(4,140,162)	(4,915,811)	(4,433,457)	(4,664,855)	(4,397,897)
(193,347)	(207,446)	(306,736)	(308,657)	(436,766)	(459,063)
(6,621,462)	(3,780,583)	(14,989,645)	(6,854,370)	(3,916,978)	(4,749,375)

420,712	4,918,002	4,921,165	8,598,064	37,563	4,812,052
42,427,196	37,509,194	52,075,469	43,477,405	53,759,585	48,947,533
$42,847,908	$42,427,196	$56,996,634	$52,075,469	$53,797,148	$53,759,585

FS-45

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,608,362
Mortality and expense risk charge	(1,645,892)
Net investment income(loss)	962,470

Realized gain(loss) on investments:
Net realized gain distributions	5,138,286
Net realized gain(loss) on sale of fund shares	7,146,110
Net realized gain(loss)	12,284,396

Change in unrealized appreciation/depreciation	12,231,865

Net increase(decrease) in net assets resulting
from operations	$25,478,731

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$962,470	$1,166,700
Net realized gain(loss)	12,284,396	15,907,091
Net change in unrealized appreciation/depreciation	12,231,865	24,620,220
Net increase(decrease) in net assets resulting
from operations	25,478,731	41,694,011

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,040,983	1,483,268
Subaccounts transfers (including fixed account), net	(9,133,573)	(6,549,129)
Transfers for policyowner benefits and terminations	(14,003,137)	(14,473,508)
Policyowner maintenance charges	(868,418)	(908,139)
Net increase(decrease) from policyowner transactions	(22,964,145)	(20,447,508)

Total increase(decrease) in net assets	2,514,586	21,246,503
Net assets at beginning of period	167,938,678	146,692,175
Net assets at end of period	$170,453,264	$167,938,678

The accompanying notes are an integral part of these financial statements.

FS-46

Summit

Barclays		Growth		Mod. Growth

2020		2020		2020

$2,555,248		$2,112,398		$1,129,823
(875,353)		(1,243,865)		(677,834)
1,679,895		868,533		451,989

-		-		780,631
904,452		2,801,549		852,115
904,452		2,801,549		1,632,746

3,039,947		(2,925,361)		(282,370)

$5,624,294		$744,721		$1,802,365

Barclays		Growth		Mod. Growth

2020	2019	2020	2019	2020	2019

$1,679,895	$2,079,515	$868,533	$539,393	$451,989	$351,857
904,452	138,522	2,801,549	3,900,224	1,632,746	2,170,444
3,039,947	4,648,488	(2,925,361)	19,666,679	(282,370)	9,436,225

5,624,294	6,866,525	744,721	24,106,296	1,802,365	11,958,526

760,780	986,483	3,334,044	4,009,432	2,171,163	1,584,003
371,546	458,887	(8,432,570)	(17,051,810)	(1,446,020)	(3,106,472)
(8,929,565)	(8,431,312)	(8,493,503)	(8,155,609)	(3,978,991)	(5,392,844)
(800,515)	(834,621)	(1,825,950)	(2,024,090)	(925,670)	(961,221)
(8,597,754)	(7,820,563)	(15,417,979)	(23,222,077)	(4,179,518)	(7,876,534)

(2,973,460)	(954,038)	(14,673,258)	884,219	(2,377,153)	4,081,992
94,851,133	95,805,171	143,773,240	142,889,021	75,547,277	71,465,285
$91,877,673	$94,851,133	$129,099,982	$143,773,240	$73,170,124	$75,547,277

FS-47

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,432,107
Mortality and expense risk charge	(817,998)
Net investment income(loss)	614,109

Realized gain(loss) on investments:
Net realized gain distributions	1,876,210
Net realized gain(loss) on sale of fund shares	986,683
Net realized gain(loss)	2,862,893

Change in unrealized appreciation/depreciation	(7,371)

Net increase(decrease) in net assets resulting
from operations	$3,469,631

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$614,109	$527,070
Net realized gain(loss)	2,862,893	1,538,197
Net change in unrealized appreciation/depreciation	(7,371)	10,993,767
Net increase(decrease) in net assets resulting
from operations	3,469,631	13,059,034

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	663,438	912,617
Subaccounts transfers (including fixed account), net	3,469,036	(644,342)
Transfers for policyowner benefits and terminations	(7,081,156)	(6,606,619)
Policyowner maintenance charges	(974,112)	(1,003,976)
Net increase(decrease) from policyowner transactions	(3,922,794)	(7,342,320)

Total increase(decrease) in net assets	(453,163)	5,716,714
Net assets at beginning of period	90,423,044	84,706,330
Net assets at end of period	$89,969,881	$90,423,044

The accompanying notes are an integral part of these financial statements.

FS-48

Third Avenue		Dreyfus

Value		MidCap		Small Cap

2020		2020		2020

$175,573		$15,126		$8,301
(69,559)		(28,606)		(7,832)
106,014		(13,480)		469

47,422		-		47,266
(400,240)		(36,747)		(7,282)
(352,818)		(36,747)		39,984

(97,622)		231,344		48,275

$(344,426)		$181,117		$88,728

Value		MidCap		Small Cap

2020	2019	2020	2019	2020	2019

$106,014	$(70,948)	$(13,480)	$(21,227)	$469	$(1,032)
(352,818)	(127,166)	(36,747)	249,339	39,984	65,407
(97,622)	1,162,053	231,344	362,382	48,275	94,163

(344,426)	963,939	181,117	590,494	88,728	158,538

63,937	85,277	43,792	66,272	30,933	119,128
(197,113)	127,205	(159,105)	(53,330)	10,725	(57,729)
(928,531)	(857,522)	(252,823)	(585,775)	(60,159)	(100,328)
(13,986)	(18,714)	(5,845)	(7,971)	(1,148)	(1,372)
(1,075,693)	(663,754)	(373,981)	(580,804)	(19,649)	(40,301)

(1,420,119)	300,185	(192,864)	9,690	69,079	118,237
8,983,240	8,683,055	3,350,989	3,341,299	900,180	781,943
$7,563,121	$8,983,240	$3,158,125	$3,350,989	$969,259	$900,180

FS-49

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$25,863
Mortality and expense risk charge	(18,693)
Net investment income(loss)	7,170

Realized gain(loss) on investments:
Net realized gain distributions	150,324
Net realized gain(loss) on sale of fund shares	(110,758)
Net realized gain(loss)	39,566

Change in unrealized appreciation/depreciation	(105,008)

Net increase(decrease) in net assets resulting
from operations	$(58,272)

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,170	$(6,882)
Net realized gain(loss)	39,566	115,693
Net change in unrealized appreciation/depreciation	(105,008)	329,687
Net increase(decrease) in net assets resulting
from operations	(58,272)	438,498

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,633	45,385
Subaccounts transfers (including fixed account), net	(4,630)	(247,667)
Transfers for policyowner benefits and terminations	(213,569)	(234,339)
Policyowner maintenance charges	(3,583)	(4,493)
Net increase(decrease) from policyowner transactions	(200,149)	(441,114)

Total increase(decrease) in net assets	(258,421)	(2,616)
Net assets at beginning of period	2,293,928	2,296,544
Net assets at end of period	$2,035,507	$2,293,928

The accompanying notes are an integral part of these financial statements.

FS-50

Scudder				Neuberger Berman

Thematic		Alternative		Regency

2020		2020		2020

$8,460		$1,015		$9,287
(5,802)		(426)		(8,270)
2,658		589		1,017

-		-		-
33,090		30		(71,673)
33,090		30		(71,673)

74,418		1,303		15,315

$110,166		$1,922		$(55,341)

Thematic		Alternative		Regency

2020	2019	2020	2019	2020	2019

$2,658	$1,777	$589	$1,072	$1,017	$(4,505)
33,090	34,457	30	(7)	(71,673)	157,230
74,418	107,226	1,303	4,208	15,315	7,900

110,166	143,460	1,922	5,273	(55,341)	160,625

2,099	1,531	801	1,238	12,899	12,018
(83,006)	155,005	556	1,759	(14,344)	7,138
(39,082)	(95,328)	(3,228)	(1,182)	(95,350)	(138,743)
(1,163)	(1,123)	(34)	(46)	(1,616)	(2,549)
(121,152)	60,085	(1,905)	1,769	(98,411)	(122,136)

(10,986)	203,545	17	7,042	(153,752)	38,489
662,550	459,005	46,159	39,117	1,044,945	1,006,456
$651,564	$662,550	$46,176	$46,159	$891,193	$1,044,945

FS-51

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Intrinsic

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,170
Mortality and expense risk charge	(1,871)
Net investment income(loss)	(701)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,306)
Net realized gain(loss)	(24,306)

Change in unrealized appreciation/depreciation	4,293

Net increase(decrease) in net assets resulting
from operations	$(20,714)

	Intrinsic

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(701)	$(2,125)
Net realized gain(loss)	(24,306)	24,628
Net change in unrealized appreciation/depreciation	4,293	19,067
Net increase(decrease) in net assets resulting
from operations	(20,714)	41,570

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	48,954	11,783
Subaccounts transfers (including fixed account), net	(35,168)	(27,080)
Transfers for policyowner benefits and terminations	(30,012)	(19,982)
Policyowner maintenance charges	(364)	(501)
Net increase(decrease) from policyowner transactions	(16,590)	(35,780)

Total increase(decrease) in net assets	(37,304)	5,790
Net assets at beginning of period	276,464	270,674
Net assets at end of period	$239,160	$276,464

The accompanying notes are an integral part of these financial statements.

FS-52

Neuberger Berman		T. Rowe		Pimco

Growth		Blue Chip		Total Return

2020		2020		2020

$-		$-		$238,253
(5,944)		(569,363)		(109,608)
(5,944)		(569,363)		128,645

32,631		2,020,557		125,550
13,971		8,879,432		72,423
46,602		10,899,989		197,973

160,393		6,327,258		495,029

$201,051		$16,657,884		$821,647

Growth		Blue Chip		Total Return

2020	2019	2020	2019	2020	2019

$(5,944)	$(5,906)	$(569,363)	$(552,141)	$128,645	$241,207
46,602	54,918	10,899,989	5,972,163	197,973	(41,517)
160,393	103,930	6,327,258	8,582,030	495,029	638,786

201,051	152,942	16,657,884	14,002,052	821,647	838,476

41,201	61,581	907,209	1,452,830	173,262	87,340
23,810	(108,532)	(8,565,969)	(2,810,010)	(437,169)	(717,646)
(64,001)	(36,958)	(5,274,972)	(5,325,950)	(1,001,524)	(987,287)
(939)	(982)	(341,794)	(350,209)	(17,904)	(19,178)
71	(84,891)	(13,275,526)	(7,033,339)	(1,283,335)	(1,636,771)

201,122	68,051	3,382,358	6,968,713	(461,688)	(798,295)
570,387	502,336	58,648,453	51,679,740	11,436,444	12,234,739
$771,509	$570,387	$62,030,811	$58,648,453	$10,974,756	$11,436,444

FS-53

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$107,656
Mortality and expense risk charge	(86,728)
Net investment income(loss)	20,928

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(41,308)
Net realized gain(loss)	(41,308)

Change in unrealized appreciation/depreciation	198,146

Net increase(decrease) in net assets resulting
from operations	$177,766

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,928	$164,299
Net realized gain(loss)	(41,308)	(38,981)
Net change in unrealized appreciation/depreciation	198,146	150,120
Net increase(decrease) in net assets resulting
from operations	177,766	275,438

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,522	68,566
Subaccounts transfers (including fixed account), net	1,057,210	686,585
Transfers for policyowner benefits and terminations	(1,228,215)	(1,060,538)
Policyowner maintenance charges	(76,578)	(78,882)
Net increase(decrease) from policyowner transactions	(180,061)	(384,269)

Total increase(decrease) in net assets	(2,295)	(108,831)
Net assets at beginning of period	8,864,385	8,973,216
Net assets at end of period	$8,862,090	$8,864,385

The accompanying notes are an integral part of these financial statements.

FS-54

Pimco
				Low Duration
Short Term		Emerging		Adv.

2020		2020		2020

$5,697		$3,570		$6,745
(5,077)		(800)		(6,087)
620		2,770		658

-		-		-
1,347		(659)		3,131
1,347		(659)		3,131

9,998		2,362		11,079

$11,965		$4,473		$14,868

Short Term		Emerging		Low Duration Adv.

2020	2019	2020	2019	2020	2019

$620	$2,009	$2,770	$2,679	$658	$5,351
1,347	1	(659)	(232)	3,131	(312)
9,998	401	2,362	7,993	11,079	3,962

11,965	2,411	4,473	10,440	14,868	9,001

2,144	5,427	8,497	18,365	13,613	7,261
389,465	3,164	(10,840)	-	224,941	53,974
(42,496)	(9,161)	(2,699)	(30,669)	(45,253)	(42,747)
(500)	(148)	(143)	(126)	(818)	(485)
348,613	(718)	(5,185)	(12,430)	192,483	18,003

360,578	1,693	(712)	(1,990)	207,351	27,004
143,563	141,870	82,486	84,476	350,857	323,853
$504,141	$143,563	$81,774	$82,486	$558,208	$350,857

FS-55

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Real Return

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,217
Mortality and expense risk charge	(12,236)
Net investment income(loss)	3,981

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	22,023
Net realized gain(loss)	22,023

Change in unrealized appreciation/depreciation	94,852

Net increase(decrease) in net assets resulting
from operations	$120,856

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,981	$6,301
Net realized gain(loss)	22,023	(1,241)
Net change in unrealized appreciation/depreciation	94,852	55,360
Net increase(decrease) in net assets resulting
from operations	120,856	60,420

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	73,913	319,123
Subaccounts transfers (including fixed account), net	542,819	(77,549)
Transfers for policyowner benefits and terminations	(48,610)	(39,355)
Policyowner maintenance charges	(1,116)	(786)
Net increase(decrease) from policyowner transactions	567,006	201,433

Total increase(decrease) in net assets	687,862	261,853
Net assets at beginning of period	1,016,872	755,019
Net assets at end of period	$1,704,734	$1,016,872

The accompanying notes are an integral part of these financial statements.

FS-56

Pimco		Ibbotson

Commodity		Balanced		Growth

2020		2020		2020

$4,535		$13,059		$9,671
(740)		(7,236)		(4,816)
3,795		5,823		4,855

-		8,360		13,836
(494)		(68,004)		(622)
(494)		(59,644)		13,214

(2,371)		52,367		18,293

$930		$(1,454)		$36,362

Commodity		Balanced		Growth

2020	2019	2020	2019	2020	2019

$3,795	$2,577	$5,823	$8,809	$4,855	$5,158
(494)	(2,427)	(59,644)	(9,517)	13,214	33,108
(2,371)	7,886	52,367	163,614	18,293	91,233

930	8,036	(1,454)	162,906	36,362	129,499

9,703	-	12,699	552	2,708	6,717
-	-	(275,614)	(13,187)	(82,510)	42,440
(581)	(11,578)	(62,914)	(384,613)	(67,948)	(378,665)
(46)	(42)	(1,402)	(3,251)	(1,085)	(1,666)
9,076	(11,620)	(327,231)	(400,499)	(148,835)	(331,174)

10,006	(3,584)	(328,685)	(237,593)	(112,473)	(201,675)
79,551	83,135	1,027,190	1,264,783	635,628	837,303
$89,557	$79,551	$698,505	$1,027,190	$523,155	$635,628

FS-57

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,460
Mortality and expense risk charge	(4,496)
Net investment income(loss)	2,964

Realized gain(loss) on investments:
Net realized gain distributions	4,188
Net realized gain(loss) on sale of fund shares	(8,555)
Net realized gain(loss)	(4,367)

Change in unrealized appreciation/depreciation	24,315

Net increase(decrease) in net assets resulting
from operations	$22,912

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,964	$4,508
Net realized gain(loss)	(4,367)	(5,814)
Net change in unrealized appreciation/depreciation	24,315	86,488
Net increase(decrease) in net assets resulting
from operations	22,912	85,182

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	26
Subaccounts transfers (including fixed account), net	9,515	(187,858)
Transfers for policyowner benefits and terminations	(177,759)	(141,970)
Policyowner maintenance charges	(1,356)	(2,060)
Net increase(decrease) from policyowner transactions	(169,600)	(331,862)

Total increase(decrease) in net assets	(146,688)	(246,680)
Net assets at beginning of period	577,373	824,053
Net assets at end of period	$430,685	$577,373

The accompanying notes are an integral part of these financial statements.

FS-58

Franklin Templeton
				Global
Global Bond		Income		Discovery

2020		2020		2020

$2,809,227		$77,938		$749
(333,788)		(12,975)		(310)
2,475,439		64,963		439

-		1,104		600
(840,380)		(31,411)		(45)
(840,380)		(30,307)		555

(3,928,868)		(50,711)		458

$(2,293,809)		$(16,055)		$1,452

Global Bond		Income		Global Discovery

2020	2019	2020	2019	2020	2019

$2,475,439	$2,286,756	$64,963	$49,253	$439	$213
(840,380)	(208,854)	(30,307)	22,945	555	2,790
(3,928,868)	(1,675,451)	(50,711)	96,136	458	2,251

(2,293,809)	402,451	(16,055)	168,334	1,452	5,254

201,755	648,299	35,634	282,182	22,747	919
3,081,733	2,871,730	(74,748)	(15,811)	1,926	1,473
(3,070,977)	(2,885,719)	(58,001)	(61,536)	-	-
(303,903)	(319,373)	(1,781)	(1,802)	(51)	(65)
(91,392)	314,937	(98,896)	203,033	24,622	2,327

(2,385,201)	717,388	(114,951)	371,367	26,074	7,581
37,852,702	37,135,314	1,435,487	1,064,120	28,276	20,695
$35,467,501	$37,852,702	$1,320,536	$1,435,487	$54,350	$28,276

FS-59

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Small Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,626
Mortality and expense risk charge	(2,768)
Net investment income(loss)	858

Realized gain(loss) on investments:
Net realized gain distributions	15,421
Net realized gain(loss) on sale of fund shares	(30,187)
Net realized gain(loss)	(14,766)

Change in unrealized appreciation/depreciation	36,033

Net increase(decrease) in net assets resulting
from operations	$22,125

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$858	$225
Net realized gain(loss)	(14,766)	50,328
Net change in unrealized appreciation/depreciation	36,033	26,978
Net increase(decrease) in net assets resulting
from operations	22,125	77,531

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	156,896	32,550
Subaccounts transfers (including fixed account), net	4,409	(17,831)
Transfers for policyowner benefits and terminations	(129,810)	(24,867)
Policyowner maintenance charges	(438)	(466)
Net increase(decrease) from policyowner transactions	31,057	(10,614)

Total increase(decrease) in net assets	53,182	66,917
Net assets at beginning of period	381,754	314,837
Net assets at end of period	$434,936	$381,754

The accompanying notes are an integral part of these financial statements.

FS-60

Franklin Templeton		AllianceBernstein		American Funds
		Growth and
Foreign		Income		Managed

2020		2020		2020

$4,377		$3,259		$363,691
(1,330)		(2,346)		(247,035)
3,047		913		116,656

-		13,251		947,093
(352)		(3,069)		12,876
(352)		10,182		959,969

(1,766)		(4,148)		525,949

$929		$6,947		$1,602,574

Foreign		Growth and Income		Managed

2020	2019	2020	2019	2020	2019

$3,047	$905	$913	$112	$116,656	$128,904
(352)	1,045	10,182	19,296	959,969	400,116
(1,766)	12,136	(4,148)	16,312	525,949	1,052,279

929	14,086	6,947	35,720	1,602,574	1,581,299

99,279	7,488	10,262	70,397	817,766	1,536,592
6,404	6,861	(3,253)	59,681	7,573,312	20,734,625
(1,988)	(3,022)	(4,941)	(1,738)	(950,845)	(706,653)
(153)	(155)	(330)	(244)	(364,897)	(138,084)
103,542	11,172	1,738	128,096	7,075,336	21,426,480

104,471	25,258	8,685	163,816	8,677,910	23,007,779
141,702	116,444	258,270	94,454	23,694,565	686,786
$246,173	$141,702	$266,955	$258,270	$32,372,475	$23,694,565

FS-61

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Blue Chip

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$47,721
Mortality and expense risk charge	(28,035)
Net investment income(loss)	19,686

Realized gain(loss) on investments:
Net realized gain distributions	32,987
Net realized gain(loss) on sale of fund shares	(123,927)
Net realized gain(loss)	(90,940)

Change in unrealized appreciation/depreciation	183,506

Net increase(decrease) in net assets resulting
from operations	$112,252

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,686	$34,052
Net realized gain(loss)	(90,940)	232,065
Net change in unrealized appreciation/depreciation	183,506	306,909
Net increase(decrease) in net assets resulting
from operations	112,252	573,026

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	112,034	281,167
Subaccounts transfers (including fixed account), net	(184,720)	(83,006)
Transfers for policyowner benefits and terminations	(255,532)	(166,014)
Policyowner maintenance charges	(2,914)	(3,245)
Net increase(decrease) from policyowner transactions	(331,132)	28,902

Total increase(decrease) in net assets	(218,880)	601,928
Net assets at beginning of period	3,437,909	2,835,981
Net assets at end of period	$3,219,029	$3,437,909

The accompanying notes are an integral part of these financial statements.

FS-62

American Funds

Global		Growth		International

2020		2020		2020

$2,924		$6,470		$4,267
(7,962)		(20,574)		(6,463)
(5,038)		(14,104)		(2,196)

22,300		47,449		-
20,120		23,446		(4,180)
42,420		70,895		(4,180)

181,190		809,768		87,452

$218,572		$866,559		$81,076

Global		Growth		International

2020	2019	2020	2019	2020	2019

$(5,038)	$1,242	$(14,104)	$(3,793)	$(2,196)	$3,403
42,420	34,203	70,895	180,648	(4,180)	14,749
181,190	137,796	809,768	239,574	87,452	103,634

218,572	173,241	866,559	416,429	81,076	121,786

109,147	132,172	163,544	324,776	37,789	121,611
(3,809)	(21,685)	(122,172)	(45,513)	(24,423)	(3,804)
(44,495)	(5,459)	(54,942)	(193,195)	(73,494)	(18,316)
(1,073)	(825)	(2,584)	(2,064)	(900)	(834)
59,770	104,203	(16,154)	84,004	(61,028)	98,657

278,342	277,444	850,405	500,433	20,048	220,443
740,779	463,335	1,843,547	1,343,114	752,357	531,914
$1,019,121	$740,779	$2,693,952	$1,843,547	$772,405	$752,357

FS-63

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	New World

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$286
Mortality and expense risk charge	(3,878)
Net investment income(loss)	(3,592)

Realized gain(loss) on investments:
Net realized gain distributions	4,213
Net realized gain(loss) on sale of fund shares	9,587
Net realized gain(loss)	13,800

Change in unrealized appreciation/depreciation	75,206

Net increase(decrease) in net assets resulting
from operations	$85,414

	New World

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,592)	$(76)
Net realized gain(loss)	13,800	16,423
Net change in unrealized appreciation/depreciation	75,206	71,170
Net increase(decrease) in net assets resulting
from operations	85,414	87,517

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	108,613	32,124
Subaccounts transfers (including fixed account), net	31,985	(27,981)
Transfers for policyowner benefits and terminations	(66,132)	(59,803)
Policyowner maintenance charges	(640)	(679)
Net increase(decrease) from policyowner transactions	73,826	(56,339)

Total increase(decrease) in net assets	159,240	31,178
Net assets at beginning of period	399,055	367,877
Net assets at end of period	$558,295	$399,055

The accompanying notes are an integral part of these financial statements.

FS-64

American Funds				Columbia

Growth-Income		Asset		Strategic

2020		2020		2020

$16,938		$44,266		$9,000
(13,180)		(27,270)		(2,729)
3,758		16,996		6,271

31,987		12,788		-
(22,126)		19,488		(1,011)
9,861		32,276		(1,011)

81,163		245,539		7,965

$94,782		$294,811		$13,225

Growth-Income		Asset		Strategic

2020	2019	2020	2019	2020	2019

$3,758	$11,990	$16,996	$25,338	$6,271	$7,570
9,861	166,863	32,276	131,915	(1,011)	98
81,163	171,585	245,539	274,802	7,965	14,054

94,782	350,438	294,811	432,055	13,225	21,722

49,241	208,388	123,655	208,262	466	108,933
(240,249)	(33,907)	(279,078)	291,783	23,594	495
(327,830)	(71,533)	(62,243)	(46,966)	(12,890)	(2,467)
(1,316)	(1,351)	(4,728)	(4,476)	(544)	(560)
(520,154)	101,597	(222,394)	448,603	10,626	106,401

(425,372)	452,035	72,417	880,658	23,851	128,123
1,825,684	1,373,649	2,780,969	1,900,311	292,401	164,278
$1,400,312	$1,825,684	$2,853,386	$2,780,969	$316,252	$292,401

FS-65

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Emerging

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$677
Mortality and expense risk charge	(1,837)
Net investment income(loss)	(1,160)

Realized gain(loss) on investments:
Net realized gain distributions	19,605
Net realized gain(loss) on sale of fund shares	(4,339)
Net realized gain(loss)	15,266

Change in unrealized appreciation/depreciation	35,815

Net increase(decrease) in net assets resulting
from operations	$49,921

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,160)	$(1,739)
Net realized gain(loss)	15,266	23,322
Net change in unrealized appreciation/depreciation	35,815	31,637
Net increase(decrease) in net assets resulting
from operations	49,921	53,220

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,865	3,781
Subaccounts transfers (including fixed account), net	(27,735)	34
Transfers for policyowner benefits and terminations	(38,062)	(12,716)
Policyowner maintenance charges	(358)	(306)
Net increase(decrease) from policyowner transactions	1,710	(9,207)

Total increase(decrease) in net assets	51,631	44,013
Net assets at beginning of period	228,828	184,815
Net assets at end of period	$280,459	$228,828

The accompanying notes are an integral part of these financial statements.

FS-66

Columbia

International		Smaller-Cap		Mid Cap

2020		2020		2020

$563		$-		$-
(412)		(1,286)		(4,232)
151		(1,286)		(4,232)

433		-		-
(95)		154		1,460
338		154		1,460

4,176		18,588		35,226

$4,665		$17,456		$32,454

International		Smaller-Cap		Mid Cap

2020	2019	2020	2019	2020	2019

$151	$301	$(1,286)	$(1,103)	$(4,232)	$(4,582)
338	5,311	154	240	1,460	14,790
4,176	2,170	18,588	17,298	35,226	101,393

4,665	7,782	17,456	16,435	32,454	111,601

11,641	318	32,349	10,531	84,073	62,151
122	-	520	(2)	(11,099)	(52,315)
(1,619)	(465)	(2,006)	(1,452)	(17,248)	(42,213)
(23)	(17)	(128)	(101)	(533)	(652)
10,121	(164)	30,735	8,976	55,193	(33,029)

14,786	7,618	48,191	25,411	87,647	78,572
40,037	32,419	122,888	97,477	454,181	375,609
$54,823	$40,037	$171,079	$122,888	$541,828	$454,181

FS-67

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	High Yield

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,803
Mortality and expense risk charge	(3,166)
Net investment income(loss)	14,637

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(416)
Net realized gain(loss)	(416)

Change in unrealized appreciation/depreciation	3,192

Net increase(decrease) in net assets resulting
from operations	$17,413

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,637	$11,621
Net realized gain(loss)	(416)	(3,398)
Net change in unrealized appreciation/depreciation	3,192	28,708
Net increase(decrease) in net assets resulting
from operations	17,413	36,931

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,492	13,922
Subaccounts transfers (including fixed account), net	7,007	54,796
Transfers for policyowner benefits and terminations	(3,672)	(61,733)
Policyowner maintenance charges	(485)	(378)
Net increase(decrease) from policyowner transactions	22,342	6,607

Total increase(decrease) in net assets	39,755	43,538
Net assets at beginning of period	315,888	272,350
Net assets at end of period	$355,643	$315,888

The accompanying notes are an integral part of these financial statements.

FS-68

Columbia		Ivy

Large Core		Strategy		Balanced

2020		2020		2020

$-		$122		$15,341
(5,941)		(58)		(11,370)
(5,941)		64		3,971

-		100		58,469
14,208		2		956
14,208		102		59,425

63,305		588		80,619

$71,572		$754		$144,015

Large Core		Strategy		Balanced

2020	2019	2020	2019	2020	2019

$(5,941)	$(4,913)	$64	$65	$3,971	$8,056
14,208	1,694	102	230	59,425	85,451
63,305	97,887	588	713	80,619	93,594

71,572	94,668	754	1,008	144,015	187,101

47,146	174,372	-	-	19,845	7,101
(52,113)	(1,388)	-	-	67,130	210,563
(4,115)	(1,485)	-	-	(65,296)	(130,286)
(461)	(393)	-	-	(2,338)	(2,130)
(9,543)	171,106	-	-	19,341	85,248

62,029	265,774	754	1,008	163,356	272,349
592,641	326,867	5,911	4,903	1,153,295	880,946
$654,670	$592,641	$6,665	$5,911	$1,316,651	$1,153,295

FS-69

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Energy

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,847
Mortality and expense risk charge	(1,738)
Net investment income(loss)	2,109

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(37,585)
Net realized gain(loss)	(37,585)

Change in unrealized appreciation/depreciation	(18,345)

Net increase(decrease) in net assets resulting
from operations	$(53,821)

	Energy

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,109	$(1,724)
Net realized gain(loss)	(37,585)	(12,502)
Net change in unrealized appreciation/depreciation	(18,345)	23,315
Net increase(decrease) in net assets resulting
from operations	(53,821)	9,089

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,951	8,755
Subaccounts transfers (including fixed account), net	80,056	24,635
Transfers for policyowner benefits and terminations	(13,824)	(9,879)
Policyowner maintenance charges	(278)	(301)
Net increase(decrease) from policyowner transactions	75,905	23,210

Total increase(decrease) in net assets	22,084	32,299
Net assets at beginning of period	196,867	164,568
Net assets at end of period	$218,951	$196,867

The accompanying notes are an integral part of these financial statements.

FS-70

Ivy
Small Cap				Mid Cap
Value		Science		Growth

2020		2020		2020

$-		$-		$-
(3,535)		(13,811)		(7,064)
(3,535)		(13,811)		(7,064)

18,877		177,725		51,168
(27,851)		20,554		50,124
(8,974)		198,279		101,292

36,946		227,886		201,622

$24,437		$412,354		$295,850

Small Cap Value		Science		Mid Cap Growth

2020	2019	2020	2019	2020	2019

$(3,535)	$(4,495)	$(13,811)	$(11,870)	$(7,064)	$(6,435)
(8,974)	61,314	198,279	124,813	101,292	111,372
36,946	30,745	227,886	323,254	201,622	77,576

24,437	87,564	412,354	436,197	295,850	182,513

45,462	27,053	187,093	126,694	39,786	53,396
(29,424)	(91,579)	(145,336)	39,501	(161,611)	(58,683)
(44,456)	(3,077)	(108,527)	(30,232)	(24,903)	(9,891)
(454)	(668)	(1,283)	(964)	(886)	(831)
(28,872)	(68,271)	(68,053)	134,999	(147,614)	(16,009)

(4,435)	19,293	344,301	571,196	148,236	166,504
418,551	399,258	1,436,389	865,193	654,615	488,111
$414,116	$418,551	$1,780,690	$1,436,389	$802,851	$654,615

FS-71

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	International

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,978
Mortality and expense risk charge	(1,309)
Net investment income(loss)	1,669

Realized gain(loss) on investments:
Net realized gain distributions	23
Net realized gain(loss) on sale of fund shares	(3,217)
Net realized gain(loss)	(3,194)

Change in unrealized appreciation/depreciation	7,071

Net increase(decrease) in net assets resulting
from operations	$5,546

	International

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,669	$822
Net realized gain(loss)	(3,194)	11,113
Net change in unrealized appreciation/depreciation	7,071	12,765
Net increase(decrease) in net assets resulting
from operations	5,546	24,700

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	518	3,004
Subaccounts transfers (including fixed account), net	2,413	3,997
Transfers for policyowner benefits and terminations	(13,904)	(55,860)
Policyowner maintenance charges	(284)	(345)
Net increase(decrease) from policyowner transactions	(11,257)	(49,204)

Total increase(decrease) in net assets	(5,711)	(24,504)
Net assets at beginning of period	152,719	177,223
Net assets at end of period	$147,008	$152,719

The accompanying notes are an integral part of these financial statements.

FS-72

Ivy				Janus

Global		High Income		Flexible

2020		2020		2020

$248		$22,822		$19,075
(587)		(3,149)		(6,966)
(339)		19,673		12,109

-		-		-
(699)		(5,093)		3,245
(699)		(5,093)		3,245

14,053		818		45,244

$13,015		$15,398		$60,598

Global		High Income		Flexible

2020	2019	2020	2019	2020	2019

$(339)	$(170)	$19,673	$13,983	$12,109	$8,817
(699)	33,787	(5,093)	(702)	3,245	70
14,053	(22,317)	818	13,316	45,244	26,438

13,015	11,300	15,398	26,597	60,598	35,325

5,543	728	5,350	17,003	30,186	10,244
(882)	(2,363)	(15,468)	46,330	273,853	54,555
-	(147)	(6,429)	(9,619)	(24,655)	(21,092)
(83)	(77)	(451)	(429)	(512)	(235)
4,578	(1,859)	(16,998)	53,285	278,872	43,472

17,593	9,441	(1,600)	79,882	339,470	78,797
54,076	44,635	336,860	256,978	505,164	426,367
$71,669	$54,076	$335,260	$336,860	$844,634	$505,164

FS-73

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Health

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$682
Mortality and expense risk charge	(1,435)
Net investment income(loss)	(753)

Realized gain(loss) on investments:
Net realized gain distributions	12,854
Net realized gain(loss) on sale of fund shares	665
Net realized gain(loss)	13,519

Change in unrealized appreciation/depreciation	9,425

Net increase(decrease) in net assets resulting
from operations	$22,191

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(753)	$(1,175)
Net realized gain(loss)	13,519	4,784
Net change in unrealized appreciation/depreciation	9,425	27,262
Net increase(decrease) in net assets resulting
from operations	22,191	30,871

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,989	4,125
Subaccounts transfers (including fixed account), net	741	(1,347)
Transfers for policyowner benefits and terminations	(21,030)	(2,376)
Policyowner maintenance charges	(262)	(248)
Net increase(decrease) from policyowner transactions	11,438	154

Total increase(decrease) in net assets	33,629	31,025
Net assets at beginning of period	138,051	107,026
Net assets at end of period	$171,680	$138,051

The accompanying notes are an integral part of these financial statements.

FS-74

Putnam		Van Eck

Asset		Gold		Hard Assets

2020		2020		2020

$2,137		$21,948		$722
(1,224)		(7,657)		(1,050)
913		14,291		(328)

2,206		-		-
(1,150)		61,234		(2,920)
1,056		61,234		(2,920)

9,685		236,720		30,092

$11,654		$312,245		$26,844

Asset		Gold		Hard Assets

2020	2019	2020	2019	2020	2019

$913	$237	$14,291	$(3,081)	$(328)	$(902)
1,056	1,896	61,234	(306)	(2,920)	(4,452)
9,685	8,140	236,720	103,412	30,092	15,993

11,654	10,273	312,245	100,025	26,844	10,639

12,471	82,211	65,052	34,175	113,334	19,652
99	140	303,643	(3,253)	(13,657)	8,993
(32,824)	(1,723)	(39,811)	(23,386)	(2,570)	(16,232)
(116)	(169)	(770)	(339)	(311)	(261)
(20,370)	80,459	328,114	7,197	96,796	12,152

(8,716)	90,732	640,359	107,222	123,640	22,791
149,524	58,792	368,155	260,933	110,172	87,381
$140,808	$149,524	$1,008,514	$368,155	$233,812	$110,172

FS-75

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020, there are one hundred twenty-eight subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC (formerly Fidelity	Company LLC, continued
Management & Research Company)	Fidelity, continued
(Advisor)	*Money Market SC2
Fidelity (Fund Series short cite)	(Commenced May 13, 2016)
*Equity-Income IC (Subaccount short cite)	*Index 500 SC2
*Equity-Income SC	(Commenced March 14, 2016)
*Equity-Income SC2	*Strategic SC2
*Growth IC	(Commenced April 29, 2016)
*Growth SC
*Growth SC2	Fred Alger Management, LLC
*High Income IC	(formerly Fred Alger Management, Inc.)
*High Income SC	Alger
*High Income SC2	*Balanced
*Overseas IC
*Overseas SC	Massachusetts Financial Services
*Overseas SC2	Company
*Asset Mgr. IC	MFS
*Asset Mgr. SC	*Utilities
*Asset Mgr. SC2	*New Discovery
*Inv. Bond IC	*Total Return
*Inv. Bond SC2	*Growth SC
*Contrafund IC	(Commenced April 14, 2016)
*Contrafund SC	*New Discovery SC
*Contrafund SC2	(Commenced May 9, 2016)
*Asset Mgr. Gr. IC	*Utilities SC
*Asset Mgr. Gr. SC	(Commenced March 28, 2016)
*Asset Mgr. Gr. SC2	*Strategic (formerly MFS Strategic
*Mid Cap SC2	Income Portfolio, Initial Class)
*Money Market

FS-76

1. ORGANIZATION, continued

Massachusetts Financial Services	American Century Investment
Company, continued	Management, Inc.
MFS, continued	American Century
*Research	*Income & Growth
*Blended Core SC	*Mid Cap Value
(Commenced June 13, 2016)	*Inc. & Growth II
*Corporate SC	(Commenced March 14, 2016)
(Commenced March 14, 2016)
*Government SC	Invesco Advisers, Inc.
(Commenced April 14, 2016)	AIM
*Growth Allocation SC	*Intl. Growth
(Commenced March 21, 2016)	*Global
*Moderate SC	*Global Value
(Commenced June 6, 2016)	*Discovery Mid Cap
*Conservative SC	(Commenced April 30, 2020)
(Commenced May 16, 2016)	*Diversified
*Blended Small Cap SC	(Commenced March 14, 2016)
(Commenced June 22, 2016)	*Value
*Global Real Estate IC (A)	(Commenced July 25, 2016)
*Global Real Estate SC	*Real Estate
(Commenced August 27, 2020)	(Commenced April 13, 2016)

Morgan Stanley Investment	Calvert Research and Management
Management Inc.	(See Note 3)
Van Kampen	Summit
*Emerging Markets	*S&P MidCap
*Intl. Magnum	*Russell Small Cap
*U.S. Real Estate	*Nasdaq-100 Index
*Global II	*EAFE Intl.
(Commenced April 29, 2016)	*S&P 500
*Core Plus Fixed II	*Barclays
(Commenced May 30, 2019)	*Growth
*Mod. Growth
Calvert Research and Management	*Moderate
Calvert
*Balanced	Third Avenue Management LLC
*Mid Cap	Third Avenue
*Balanced F	*Value (formerly Third Avenue
(Commenced May 17, 2016)	Value Portfolio)

BNY Mellon Investment Adviser, Inc.
Dreyfus
*MidCap
*Small Cap
(Commenced March 28, 2016)

FS-77

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative	(Commenced April 11, 2016)
(Commenced April 13, 2016)
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	(Commenced April 14, 2016)
*Intrinsic	*Small Cap
(Commenced August 24, 2016)	(Commenced April 11, 2016)
*Growth
(Commenced September 20, 2016)	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe	(Commenced April 13, 2016)
*Blue Chip
AllianceBernstein L.P.
Pacific Investment Management	AllianceBernstein
Company LLC	*Growth and Income
Pimco	(Commenced August 11, 2016)
*Total Return
*Low Duration	Capital Research and Management Company (SM)
*Short Term	American Funds
(Commenced May 9, 2016)	*Managed
*Emerging	(Commenced April 6, 2016)
(Commenced August 24, 2016)	*Blue Chip
*Low Duration Adv.	(Commenced March 14, 2016)
(Commenced April 14, 2016)	*Global
*Real Return	(Commenced April 14, 2016)
(Commenced May 9, 2016)	*Growth
*Commodity	(Commenced March 31, 2016)
(Commenced April 4, 2016)	*International
(Commenced March 14, 2016)
ALPS Advisors, Inc.	*New World
Ibbotson	(Commenced April 11, 2016)
*Balanced	*Growth-Income
*Growth	(Commenced March 14, 2016)
*Income	*Asset
(Commenced March 31, 2016)

FS-78

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic	(Commenced March 14, 2016)
(Commenced March 28, 2016)
*Emerging	Putnam Investment Management, LLC
(Commenced May 9, 2016)	Putnam
*International	*Health
(Commenced July 22, 2016)	(Commenced March 28, 2016)
*Smaller-Cap	*Asset
(Commenced May 20, 2016)	(Commenced December 19, 2016)
*Mid Cap
(Commenced March 28, 2016)	Van Eck Associates Corporation
*High Yield	Van Eck
(Commenced April 4, 2016)	*Gold
*Large Core	(Commenced April 13, 2016)
(Commenced March 14, 2016)	*Hard Assets
(Commenced April 13, 2016)
Ivy Investment Management Company
Ivy
*Strategy
(Commenced September 28, 2017)
*Balanced
(Commenced March 14, 2016)
*Energy
(Commenced April 14, 2016)
*Small Cap Value
(Commenced May 9, 2016)
*Science
(Commenced April 13, 2016)
*Mid Cap Growth
(Commenced May 13, 2016)
*International
(Commenced April 29, 2016)
*Global
(Commenced June 27, 2016)
*High Income
(Commenced May 9, 2016)

(A) These subaccounts have had no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-79

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-80

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2020 and 2019, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-81

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2020 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,130,953	$2,040,252
Equity-Income SC	161,256	275,541
Equity-Income SC2	877,964	1,152,670
Growth IC	2,853,718	2,051,142
Growth SC	298,665	381,219
Growth SC2	1,688,641	1,928,353
High Income IC	1,312,012	1,878,213
High Income SC	75,832	301,511
High Income SC2	4,112,918	4,199,314
Overseas IC	138,046	565,480
Overseas SC	15,558	85,686
Overseas SC2	617,008	1,142,987
Asset Mgr. IC	219,580	817,930
Asset Mgr. SC	43,012	278,111
Asset Mgr. SC2	84,042	234,883
Inv. Bond IC	1,298,484	2,456,132
Inv. Bond SC2	7,284,716	14,256,916
Contrafund IC	386,062	4,234,661
Contrafund SC	80,561	556,578
Contrafund SC2	1,037,902	6,248,670
Asset Mgr. Gr. IC	47,332	127,013
Asset Mgr. Gr. SC	3,158	12,254
Asset Mgr. Gr. SC2	68,811	124,707
Mid Cap SC2	295,099	844,584
Money Market	16,847,127	15,163,616
Money Market SC2	2,523,765	2,339,204
Index 500 SC2	1,009,336	1,001,011
Strategic SC2	77,031	18,992

Alger:
Balanced	384,487	666,920

MFS:
Utilities	2,497,284	3,026,798
New Discovery	1,725,293	2,727,044
Total Return	995,711	1,052,227
Growth SC	156,479	80,691
New Discovery SC	106,301	245,014
Utilities SC	284,256	170,689
Strategic	679,010	897,527
Research	2,563,569	5,244,424
Blended Core SC	5,885	1,699
Corporate SC	72,454	59,475
Government SC	378,487	281,381

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$127,265	$111,033
Moderate SC	103,297	633,987
Conservative SC	35,775	24,493
Blended Small Cap SC	30,207	74,562
Global Real Estate IC	-	-
Global Real Estate SC	13,398	33

Van Kampen:
Emerging Markets	2,018,359	5,175,903
Intl. Magnum	198,259	333,768
U.S. Real Estate	15,437,599	5,266,587
Global II	7,103	16,259
Core Plus Fixed II	389,676	131,357

Calvert:
Balanced	662,698	654,681
Mid Cap	162,578	309,666
Balanced F	93,094	99,277

American Century:
Income & Growth	4,456,434	7,644,004
Mid Cap Value	584,235	1,524,921
Inc. & Growth II	63,349	63,806

AIM:
Intl. Growth	833,441	1,573,135
Global	705,610	452,937
Global Value	90,438	500,670
Discovery Mid Cap	3,011,004	664,470
Diversified	51,163	68,140
Value	8,716	1,825
Real Estate	68,668	148,807

Summit:
S&P MidCap	6,127,385	11,952,775
Russell Small Cap	4,539,149	8,938,817
Nasdaq-100 Index	3,200,296	16,697,424
EAFE Intl.	4,939,202	7,689,830
S&P 500	9,430,171	26,293,559
Barclays	10,097,150	17,015,010
Growth	4,094,325	18,643,770
Mod. Growth	3,757,113	6,704,012
Moderate	7,524,923	8,957,398

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$626,620	$1,548,878

Dreyfus:
MidCap	143,105	530,566
Small Cap	104,483	76,397

Scudder:
Small Mid Value	372,948	415,602
Thematic	100,719	219,213
Alternative	2,274	3,591

Neuberger Berman:
Regency	159,151	256,545
Intrinsic	50,771	68,062
Growth	142,260	115,501

T. Rowe:
Blue Chip	3,977,818	15,802,151

Pimco:
Total Return	1,323,638	2,352,779
Low Duration	1,956,342	2,115,476
Short Term	787,115	437,882
Emerging	18,164	20,579
Low Duration Adv.	719,871	526,730
Real Return	905,147	334,160
Commodity	14,213	1,342

Ibbotson:
Balanced	71,370	384,418
Growth	25,565	155,709
Income	73,931	236,378

Franklin Templeton:
Global Bond	7,129,109	4,745,062
Income	224,171	257,000
Global Discovery	25,971	310
Small Cap	181,958	134,623
Foreign	109,595	3,007

AllianceBernstein:
Growth and Income	38,758	22,856

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$11,405,551	$3,266,465
Blue Chip	398,700	677,159
Global	195,279	118,247
Growth	335,819	318,628
International	48,935	112,160
New World	159,791	85,344
Growth-Income	108,943	593,351
Asset	191,139	383,750

Columbia:
Strategic	43,163	26,267
Emerging	87,162	67,008
International	12,713	2,008
Smaller-Cap	32,696	3,247
Mid Cap	89,422	38,461
High Yield	45,079	8,100
Large Core	54,511	69,995

Ivy:
Strategy	222	57
Balanced	219,192	137,410
Energy	128,083	50,069
Small Cap Value	79,772	93,303
Science	368,977	273,117
Mid Cap Growth	123,568	227,077
International	5,739	15,303
Global	6,478	2,239
High Income	49,435	46,760

Janus:
Flexible	380,649	89,669

Putnam:
Health	45,378	21,839
Asset	16,889	34,140

Van Eck:
Gold	547,913	205,507
Hard Assets	113,939	17,471

FS-85

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86
2018	54.33	94.61	204,296	15,498,182	2.18	1.25	1.40	(9.57)	(9.44)
2017	60.08	104.47	231,829	19,531,725	1.67	1.25	1.40	11.33	11.50
2016	53.96	93.69	260,510	19,630,459	2.24	1.25	1.40	16.38	16.56

Equity-Income SC
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12
2018	58.28	58.28	30,265	1,763,917	2.18	0.95	0.95	(9.27)	(9.27)
2017	64.24	64.24	32,675	2,098,897	1.61	0.95	0.95	11.74	11.74
2016	57.48	57.48	38,337	2,203,813	2.26	0.95	0.95	16.79	16.79

Equity-Income SC2
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91
2018	48.26	48.26	182,095	8,788,585	2.01	0.95	0.95	(9.40)	(9.40)
2017	53.27	53.27	207,740	11,067,110	1.44	0.95	0.95	11.59	11.59
2016	47.74	47.74	235,326	11,234,559	2.13	0.95	0.95	16.60	16.60

Growth IC
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65
2018	100.05	142.50	127,978	16,500,025	0.24	1.25	1.40	(1.56)	(1.41)
2017	101.64	144.54	144,233	18,898,196	0.22	1.25	1.40	33.27	33.46
2016	76.27	108.30	159,464	15,687,510	0.04	1.25	1.40	(0.60)	(0.45)

Growth SC
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92
2018	107.34	107.34	19,000	2,039,403	0.14	0.95	0.95	(1.22)	(1.22)
2017	108.66	108.66	22,302	2,423,403	0.13	0.95	0.95	33.73	33.73
2016	81.25	81.25	26,695	2,169,100	-	0.95	0.95	(0.24)	(0.24)

Growth SC2
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71
2018	80.84	80.84	74,805	6,047,544	0.04	0.95	0.95	(1.38)	(1.38)
2017	81.97	81.97	83,467	6,841,955	0.08	0.95	0.95	33.55	33.55
2016	61.38	61.38	85,475	5,246,407	-	0.95	0.95	(0.40)	(0.40)

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68
2018	19.39	47.29	131,960	4,044,354	5.33	1.25	1.40	(4.63)	(4.49)
2017	20.33	49.51	144,880	4,615,295	4.82	1.25	1.40	5.46	5.61
2016	19.28	46.88	165,078	5,076,284	5.05	1.25	1.40	13.02	13.19

High Income SC
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84
2018	20.81	20.81	46,899	975,958	5.40	0.95	0.95	(4.51)	(4.51)
2017	21.79	21.79	52,897	1,152,810	5.09	0.95	0.95	6.06	6.06
2016	20.55	20.55	64,953	1,334,616	4.37	0.95	0.95	13.29	13.29

High Income SC2
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69
2018	15.87	15.87	3,065,403	48,634,957	5.39	0.95	0.95	(4.54)	(4.54)
2017	16.62	16.62	3,351,309	55,700,167	5.24	0.95	0.95	5.91	5.91
2016	15.69	15.69	3,452,750	54,184,986	5.13	0.95	0.95	13.09	13.09

Overseas IC
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18
2018	30.65	37.18	108,692	3,940,416	1.50	1.25	1.40	(16.00)	(15.87)
2017	36.49	44.20	117,494	5,066,539	1.38	1.25	1.40	28.49	28.68
2016	28.40	34.35	135,530	4,536,506	1.40	1.25	1.40	(6.38)	(6.24)

Overseas SC
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47
2018	33.17	33.17	15,900	527,431	1.42	0.95	0.95	(15.69)	(15.69)
2017	39.35	39.35	17,167	675,446	1.29	0.95	0.95	28.88	28.88
2016	30.53	30.53	20,552	627,439	1.27	0.95	0.95	(6.02)	(6.02)

Overseas SC2
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30
2018	25.65	25.65	267,901	6,871,239	1.32	0.95	0.95	(15.86)	(15.86)
2017	30.48	30.48	283,411	8,639,476	1.16	0.95	0.95	28.77	28.77
2016	23.67	23.67	325,571	7,707,564	1.23	0.95	0.95	(6.16)	(6.16)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78
2018	32.17	50.78	162,714	7,789,693	1.63	1.25	1.40	(6.67)	(6.53)
2017	34.47	54.33	182,539	9,378,511	1.82	1.25	1.40	12.53	12.69
2016	30.63	48.21	212,961	9,708,074	1.36	1.25	1.40	1.64	1.79

Asset Mgr. SC
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05
2018	34.45	34.45	43,467	1,497,330	1.55	0.95	0.95	(6.34)	(6.34)
2017	36.78	36.78	49,563	1,822,802	1.69	0.95	0.95	12.87	12.87
2016	32.58	32.58	57,827	1,884,257	1.40	0.95	0.95	2.04	2.04

Asset Mgr. SC2
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90
2018	27.20	27.20	64,478	1,753,915	1.48	0.95	0.95	(6.51)	(6.51)
2017	29.10	29.10	66,686	1,940,293	1.49	0.95	0.95	12.67	12.67
2016	25.82	25.82	96,779	2,499,140	1.29	0.95	0.95	1.87	1.87

Inv. Bond IC
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63
2018	24.14	26.45	272,789	7,646,677	2.33	0.95	1.40	(1.92)	(1.47)
2017	24.61	26.85	322,672	9,171,711	2.38	0.95	1.40	2.78	3.24
2016	23.95	26.00	347,652	9,603,403	2.28	0.95	1.40	3.29	3.75

Inv. Bond SC2
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37
2018	12.66	21.93	3,959,888	85,403,121	2.23	0.95	1.00	(1.78)	(1.73)
2017	12.89	22.32	4,291,714	94,489,089	2.23	0.95	1.00	2.96	3.01
2016	12.51	21.67	4,221,830	90,794,587	2.30	0.95	1.00	1.94	3.49

Contrafund IC
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95
2018	73.06	81.31	210,425	16,525,035	0.69	1.25	1.40	(7.68)	(7.54)
2017	79.14	87.94	234,415	19,923,892	0.99	1.25	1.40	20.19	20.37
2016	65.84	73.06	267,208	18,876,182	0.80	1.25	1.40	6.51	6.67

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21
2018	78.42	78.42	48,697	3,818,993	0.59	0.95	0.95	(7.37)	(7.37)
2017	84.67	84.67	53,971	4,569,512	0.85	0.95	0.95	20.62	20.62
2016	70.19	70.19	69,194	4,857,015	0.71	0.95	0.95	6.89	6.89

Contrafund SC2
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04
2018	39.50	66.54	411,654	26,005,652	0.43	0.95	1.00	(7.57)	(7.53)
2017	42.74	71.95	454,228	31,289,725	0.77	0.95	1.00	20.38	20.44
2016	35.50	59.74	499,467	29,371,559	0.61	0.95	1.00	6.71	10.57

Asset Mgr. Gr. IC
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31
2018	27.34	34.72	30,735	979,544	1.35	1.25	1.40	(8.93)	(8.80)
2017	30.02	38.07	34,597	1,210,801	1.18	1.25	1.40	17.08	17.26
2016	25.64	32.46	40,783	1,222,969	1.38	1.25	1.40	1.05	1.19

Asset Mgr. Gr. SC
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50
2018	29.23	29.23	3,730	109,021	1.35	0.95	0.95	(8.63)	(8.63)
2017	31.99	31.99	4,074	130,321	1.21	0.95	0.95	17.58	17.58
2016	27.21	27.21	7,427	202,085	1.32	0.95	0.95	1.38	1.38

Asset Mgr. Gr. SC2
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34
2018	23.28	23.28	26,473	616,176	1.17	0.95	0.95	(8.76)	(8.76)
2017	25.51	25.51	27,001	688,788	0.97	0.95	0.95	17.38	17.38
2016	21.73	21.73	35,894	780,080	1.17	0.95	0.95	1.21	1.21

Mid Cap SC2
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01
2018	47.33	49.40	85,143	3,924,214	0.39	0.95	1.40	(15.96)	(15.58)
2017	56.31	58.52	91,565	5,054,658	0.50	0.95	1.40	18.87	19.40
2016	47.37	49.01	83,095	3,991,672	0.24	0.95	1.40	10.37	10.87

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05
2018	0.95	0.98	16,313,597	15,809,216	1.64	0.95	1.40	0.24	0.69
2017	0.95	0.97	15,299,003	14,760,142	0.66	0.95	1.40	(0.72)	(0.27)
2016	0.96	0.97	21,027,826	20,367,242	0.20	0.95	1.40	(1.19)	(0.74)

Money Market SC2
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75
2018	0.99	0.99	247,998	245,279	1.41	1.00	1.00	0.39	0.39
2017	0.99	0.99	167,733	165,257	0.39	1.00	1.00	(0.57)	(0.57)
2016	0.99	0.99	506,725	502,099	0.01	1.00	1.00	(0.62)	(0.62)

Index 500 SC2
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72
2018	256.00	256.00	19,668	5,035,099	1.63	1.00	1.00	(5.68)	(5.68)
2017	271.42	271.42	12,850	3,487,699	1.89	1.00	1.00	20.21	20.21
2016	225.80	225.80	6,967	1,573,255	2.69	1.00	1.00	11.55	11.55

Strategic SC2
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56
2018	11.53	11.53	26,290	303,214	3.89	1.00	1.00	(3.79)	(3.79)
2017	11.99	11.99	20,641	247,439	3.58	1.00	1.00	6.48	6.48
2016	11.26	11.26	9,979	112,351	6.55	1.00	1.00	2.52	2.52

Alger:
Balanced
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38
2018	26.85	29.40	171,048	5,767,028	3.87	0.95	1.40	(4.67)	(4.24)
2017	28.16	30.70	197,821	7,061,146	2.88	0.95	1.40	13.85	14.36
2016	24.74	26.85	214,601	6,655,089	1.78	0.95	1.40	7.01	7.49

MFS:
Utilities
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89
2018	72.88	79.89	356,620	26,519,980	1.11	0.95	1.40	(0.35)	0.10
2017	73.14	79.81	384,980	28,669,617	4.22	0.95	1.40	13.24	13.75
2016	64.59	70.16	449,524	29,495,452	3.84	0.95	1.40	9.93	10.42

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36
2018	38.34	41.77	170,170	6,939,604	-	0.95	1.40	(2.85)	(2.41)
2017	39.47	42.80	186,028	7,782,280	-	0.95	1.40	24.91	25.46
2016	31.60	34.12	199,394	6,647,061	-	0.95	1.40	7.54	8.02

Total Return
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25
2018	27.59	30.63	203,707	6,203,249	2.14	0.95	1.40	(6.93)	(6.51)
2017	29.64	32.76	240,837	7,844,416	2.35	0.95	1.40	10.75	11.24
2016	26.76	29.45	253,655	7,436,005	2.93	0.95	1.40	7.58	8.07

Growth SC
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41
2018	52.07	52.07	10,681	556,204	-	1.00	1.00	1.39	1.39
2017	51.36	51.36	7,031	361,098	-	1.00	1.00	29.79	29.79
2016	39.57	39.57	3,636	143,868	-	1.00	1.00	2.08	2.08

New Discovery SC
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87
2018	18.96	18.96	26,412	500,700	-	1.00	1.00	(2.70)	(2.70)
2017	19.48	19.48	17,414	339,267	-	1.00	1.00	25.08	25.08
2016	15.58	15.58	1,550	24,141	-	1.00	1.00	12.06	12.06

Utilities SC
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56
2018	31.36	31.36	31,431	985,658	0.88	1.00	1.00	(0.20)	(0.20)
2017	31.42	31.42	29,210	917,789	4.64	1.00	1.00	13.36	13.36
2016	27.72	27.72	11,341	314,348	4.42	1.00	1.00	4.69	4.69

Strategic
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55
2018	10.96	11.22	366,492	4,093,648	3.91	0.95	1.40	(3.35)	(2.92)
2017	11.34	11.56	436,351	5,024,388	4.59	0.95	1.40	4.77	5.24
2016	10.82	10.99	511,968	5,607,460	3.08	0.95	1.40	6.74	7.22

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84
2018	14.81	15.07	2,003,314	30,171,994	1.48	0.95	1.40	(15.34)	(14.94)
2017	17.50	17.71	2,012,074	35,630,738	1.83	0.95	1.40	26.52	27.08
2016	13.83	13.94	2,316,319	32,280,387	1.69	0.95	1.40	(2.08)	(1.64)

Blended Core SC
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59
2018	56.20	56.20	280	15,745	1.16	1.00	1.00	(8.91)	(8.91)
2017	61.69	61.69	276	17,026	1.36	1.00	1.00	19.28	19.28
2016	51.72	51.72	191.00	9,881.00	1.30	1.00	1.00	7.16	7.16

Corporate SC
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32
2018	11.65	11.65	43,385	505,350	3.64	1.00	1.00	(4.27)	(4.27)
2017	12.17	12.17	34,844	423,980	3.75	1.00	1.00	5.06	5.06
2016	11.58	11.58	21,938.00	254,084.00	4.79	1.00	1.00	2.81	2.81

Government SC
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29
2018	12.63	12.63	103,953	1,312,949	3.03	1.00	1.00	(0.83)	(0.83)
2017	12.74	12.74	112,303	1,430,285	3.01	1.00	1.00	1.02	1.02
2016	12.61	12.61	95,080.00	1,198,748.00	1.25	1.00	1.00	(2.50)	(2.50)

Growth Allocation SC
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41
2018	13.22	13.22	21,817	288,510	1.55	1.00	1.00	(6.40)	(6.40)
2017	14.13	14.13	17,104	241,660	1.19	1.00	1.00	18.33	18.33
2016	11.94	11.94	2,049	24,466	2.22	1.00	1.00	3.01	3.01

Moderate SC
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69
2018	14.16	14.16	83,325	1,180,207	1.95	1.00	1.00	(5.08)	(5.08)
2017	14.92	14.92	78,857	1,176,749	1.78	1.00	1.00	14.09	14.09
2016	13.08	13.08	61,627	806,039	0.72	1.00	1.00	0.74	0.74

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32
2018	12.19	12.19	8,691	105,953	2.04	1.00	1.00	(3.89)	(3.89)
2017	12.68	12.68	7,441	94,383	1.78	1.00	1.00	10.14	10.14
2016	11.52	11.52	7,760	89,375	2.41	1.00	1.00	0.98	0.98

Blended Small Cap SC
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10
2018	15.29	15.29	4,608	70,476	0.60	1.00	1.00	(6.30)	(6.30)
2017	16.32	16.32	5,056	82,521	0.71	1.00	1.00	13.56	13.56
2016	14.37	14.37	2,183	31,375	0.84	1.00	1.00	14.71	14.71

Global Real Estate IC
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46
2018	22.34	24.48	1,146,784	24,658,140	0.45	0.95	1.40	(18.62)	(18.25)
2017	27.45	29.94	1,135,620	29,907,869	0.75	0.95	1.40	33.20	33.80
2016	20.61	22.38	1,303,586	25,646,586	0.47	0.95	1.40	5.26	5.73

Intl. Magnum
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66
2018	15.98	17.58	102,772	1,772,785	1.16	0.95	1.40	(7.81)	(7.39)
2017	17.34	18.98	114,209	2,120,456	1.13	0.95	1.40	14.50	15.02
2016	15.14	16.51	122,331	1,976,704	-	0.95	1.40	4.11	4.58

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82
2018	46.00	50.37	1,256,544	59,537,588	2.78	0.95	1.40	(9.00)	(8.59)
2017	50.55	55.11	1,363,290	70,683,539	1.52	0.95	1.40	1.68	2.14
2016	49.71	53.95	1,368,979	69,521,194	1.50	0.95	1.40	5.33	5.81

Global II
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57
2018	10.37	10.37	12,934	134,121	1.01	1.00	1.00	(7.58)	(7.58)
2017	11.22	11.22	11,896	133,481	1.04	1.00	1.00	14.82	14.82
2016	9.77	9.77	11,485	112,235	-	1.00	1.00	0.59	0.59

Core Plus Fixed II
2020	12.39	12.42	39,625	491,653	2.29	0.95	1.00	6.48	6.53
2019	11.64	11.65	18,524	215,768	1.01	0.95	1.00	2.20	3.20
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23
2018	3.35	3.64	1,429,263	5,004,306	1.68	0.95	1.40	(4.03)	(3.59)
2017	3.49	3.78	1,700,996	6,196,032	1.98	0.95	1.40	10.45	10.95
2016	3.16	3.41	1,832,720	6,026,880	1.87	0.95	1.40	6.36	6.84

Mid Cap
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12
2018	56.09	60.98	33,615	1,942,140	0.52	0.95	1.40	(5.76)	(5.33)
2017	59.52	64.42	37,698	2,301,526	0.66	0.95	1.40	10.11	10.61
2016	54.06	58.24	50,832	2,808,767	-	0.95	1.40	5.75	6.23

Balanced F
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04
2018	2.29	2.29	131,417	300,686	2.32	1.00	1.00	(3.62)	(3.62)
2017	2.37	2.37	72,269	171,571	2.71	1.00	1.00	10.18	10.18
2016	2.15	2.15	23,424	50,475	3.41	1.00	1.00	4.62	4.62

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Income & Growth
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78
2018	13.92	15.20	2,992,854	45,996,242	1.91	0.95	1.40	(8.17)	(7.75)
2017	15.16	16.47	3,337,117	55,604,549	2.36	0.95	1.40	18.82	19.35
2016	12.76	13.80	3,707,974	51,784,610	2.36	0.95	1.40	11.91	12.41

Mid Cap Value
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93
2018	22.10	28.34	331,066	9,368,898	1.41	0.95	1.40	(14.05)	(13.66)
2017	25.71	32.82	353,491	11,583,584	1.55	0.95	1.40	10.15	10.64
2016	23.34	29.66	390,079	11,561,693	1.71	0.95	1.40	21.15	21.70

Inc. & Growth II
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52
2018	10.52	10.52	65,200	685,798	1.73	1.00	1.00	(8.12)	(8.12)
2017	11.45	11.45	50,884	582,523	2.27	1.00	1.00	19.11	19.11
2016	9.61	9.61	23,515	226,019	1.78	1.00	1.00	11.26	11.26

AIM:
Intl. Growth
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36
2018	34.72	36.21	250,423	9,079,617	2.08	0.95	1.40	(16.16)	(15.78)
2017	41.41	42.99	256,063	11,026,092	1.41	0.95	1.40	21.30	21.85
2016	34.14	35.28	291,759	10,316,037	0.67	0.95	1.40	(1.83)	(1.39)

Global
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84
2018	18.76	19.58	126,004	2,466,946	3.80	0.95	1.40	(7.46)	(7.04)
2017	20.27	21.06	135,938	2,863,122	3.08	0.95	1.40	11.49	11.99
2016	18.18	18.81	139,302	2,620,192	0.21	0.95	1.40	0.62	1.08

Global Value
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02
2018	18.90	20.78	164,669	3,125,355	1.07	0.95	1.40	(16.50)	(16.12)
2017	22.63	24.78	183,063	4,142,299	1.12	0.95	1.40	21.20	21.75
2016	18.67	20.35	207,466	3,862,386	1.02	0.95	1.40	5.34	5.81

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Discovery Mid Cap
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Diversified
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54
2018	25.73	25.73	10,483	269,747	2.19	1.00	1.00	(8.73)	(8.73)
2017	28.19	28.19	13,120	369,886	1.42	1.00	1.00	7.27	7.27
2016	26.28	26.28	8,612	226,336	1.35	1.00	1.00	10.02	10.02

Value
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47
2018	16.63	16.63	7,288	121,191	0.22	1.00	1.00	(13.74)	(13.74)
2017	19.28	19.28	5,866	113,081	0.64	1.00	1.00	8.60	8.60
2016	17.75	17.75	3,103	55,075	0.13	1.00	1.00	7.01	7.01

Real Estate
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43
2018	16.61	16.61	15,883	263,842	3.60	1.00	1.00	(7.27)	(7.27)
2017	17.91	17.91	18,435	330,238	3.65	1.00	1.00	11.61	11.61
2016	16.05	16.05	9,435	151,431	1.61	1.00	1.00	(3.23)	(3.23)

Summit:
S&P MidCap
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64
2018	34.87	37.74	1,650,064	61,342,574	1.13	0.95	1.40	(12.57)	(12.17)
2017	39.88	42.97	1,812,957	76,657,048	0.70	0.95	1.40	14.29	14.80
2016	34.89	37.43	2,021,433	74,431,032	0.43	0.95	1.40	18.60	19.13

Russell Small Cap
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89
2018	23.72	26.83	1,453,099	37,509,194	1.04	0.95	1.40	(12.47)	(12.07)
2017	27.10	30.52	1,599,906	46,994,619	0.77	0.95	1.40	12.79	13.30
2016	24.02	26.94	1,744,150	45,231,091	0.59	0.95	1.40	19.24	19.78

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47
2018	14.52	15.74	2,727,974	43,477,405	0.54	0.95	1.40	(1.86)	(1.41)
2017	14.79	15.96	3,142,022	50,805,407	0.48	0.95	1.40	30.52	31.11
2016	11.33	12.17	3,634,153	44,819,211	0.55	0.95	1.40	5.12	5.59

EAFE Intl.
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12
2018	84.45	88.51	550,619	48,947,533	3.27	0.95	1.40	(14.75)	(14.40)
2017	99.06	103.39	561,151	58,278,952	2.48	0.95	1.40	23.04	23.59
2016	80.52	83.66	644,337	54,153,033	2.63	0.95	1.40	(0.93)	(0.49)

S&P 500
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91
2018	170.87	178.76	825,622	146,692,175	1.88	0.95	1.40	(6.06)	(5.64)
2017	181.90	189.43	936,639	176,543,615	1.43	0.95	1.40	19.78	20.32
2016	151.85	157.44	1,068,813	167,601,224	1.55	0.95	1.40	10.03	10.52

Barclays
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39
2018	58.74	61.07	1,565,627	95,805,171	3.11	0.95	1.40	(1.77)	(1.31)
2017	59.80	61.88	1,721,351	106,737,054	2.79	0.95	1.40	2.06	2.52
2016	58.59	60.36	1,718,839	103,962,290	2.71	0.95	1.40	1.17	1.62

Growth
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10
2018	17.54	17.63	8,113,526	142,889,021	1.12	0.95	1.00	(8.42)	(8.38)
2017	19.15	19.24	7,699,380	148,045,928	1.18	0.95	1.00	15.77	15.83
2016	16.55	16.61	7,300,497	121,236,913	-	0.95	1.00	4.57	4.77

Mod. Growth
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45
2018	17.16	17.45	4,063,912	71,465,285	1.23	0.95	1.40	(7.97)	(7.57)
2017	18.65	18.88	4,277,680	81,428,787	1.20	0.95	1.40	12.99	13.47
2016	16.51	16.64	4,174,444	70,077,810	0.14	0.95	1.40	5.26	5.77

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91
2018	17.03	17.33	4,898,172	84,706,330	1.36	0.95	1.40	(7.05)	(6.62)
2017	18.32	18.56	5,277,389	97,739,199	1.30	0.95	1.40	10.61	11.11
2016	16.57	16.70	5,427,565	90,517,922	0.03	0.95	1.40	5.13	5.60

Third Avenue:
Value
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40
2018	27.89	30.18	290,093	8,683,055	1.84	0.95	1.40	(21.45)	(21.10)
2017	35.51	38.25	324,515	12,328,749	0.82	0.95	1.40	12.02	12.52
2016	31.70	33.99	378,692	12,810,022	0.80	0.95	1.40	10.67	11.16

Dreyfus:
MidCap
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73
2018	34.46	37.04	103,357	3,341,299	0.34	0.95	1.40	(16.86)	(16.49)
2017	41.45	44.35	110,869	4,386,954	0.86	0.95	1.40	13.45	13.96
2016	36.54	38.92	107,881	4,022,203	0.83	0.95	1.40	13.61	14.12

Small Cap
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00
2018	20.88	20.88	37,457	781,943	0.75	1.00	1.00	(9.88)	(9.88)
2017	23.17	23.17	32,282	747,810	0.60	1.00	1.00	11.29	11.29
2016	20.81	20.81	19,771	411,539	-	1.00	1.00	25.34	25.34

Scudder:
Small Mid Value
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37
2018	17.70	18.57	124,080	2,296,544	1.37	0.95	1.40	(17.19)	(16.81)
2017	21.38	22.32	148,837	3,315,028	0.75	0.95	1.40	9.00	9.48
2016	19.61	20.39	171,980	3,499,964	0.62	0.95	1.40	15.27	15.79

Thematic
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99
2018	10.94	11.47	39,958	459,005	0.97	0.95	1.40	(17.85)	(17.48)
2017	13.31	13.90	50,667	705,816	0.28	0.95	1.40	23.73	24.29
2016	10.76	11.19	41,401	463,694	0.84	0.95	1.40	2.28	2.74

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alternative
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21
2018	12.45	12.45	3,141	39,117	1.88	1.00	1.00	(10.25)	(10.25)
2017	13.88	13.88	2,821	39,141	1.77	1.00	1.00	5.95	5.95
2016	13.10	13.10	2,122	27,783	0.31	1.00	1.00	1.50	1.50

Neuberger Berman:
Regency
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64
2018	24.28	26.10	38,737	1,006,456	0.63	0.95	1.40	(16.44)	(16.08)
2017	29.05	31.10	44,633	1,380,546	0.78	0.95	1.40	15.12	15.64
2016	25.24	26.89	51,478	1,379,214	0.60	0.95	1.40	14.64	15.07

Intrinsic
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28
2018	19.69	19.69	13,743	270,674	0.23	1.00	1.00	(16.32)	(16.32)
2017	23.54	23.54	13,162	309,778	0.66	1.00	1.00	15.20	15.20
2016	20.43	20.43	152	3,104	0.30	1.00	1.00	5.66	5.66

Growth
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17
2018	25.14	25.14	19,983	502,336	-	1.00	1.00	(7.49)	(7.49)
2017	27.17	27.17	15,028	408,354	-	1.00	1.00	23.33	23.33
2016	22.03	22.03	1,356	29,876	-	1.00	1.00	2.48	2.48

T. Rowe:
Blue Chip
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36
2018	26.80	28.11	1,824,977	51,679,740	-	0.95	1.40	0.23	0.69
2017	26.74	27.92	2,044,438	57,459,607	-	0.95	1.40	33.95	34.55
2016	19.96	20.75	2,399,711	50,046,672	-	0.95	1.40	(0.86)	(0.41)

Pimco:
Total Return
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33
2018	13.58	14.19	860,599	12,234,739	2.54	0.95	1.40	(1.91)	(1.47)
2017	13.85	14.41	946,386	13,654,518	2.02	0.95	1.40	3.46	3.93
2016	13.39	13.86	1,075,020	14,926,266	2.09	0.95	1.40	1.25	1.71

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Low Duration
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04
2018	10.35	10.56	850,499	8,973,216	1.90	0.95	1.40	(1.04)	(0.60)
2017	10.45	10.62	972,159	10,320,319	1.34	0.95	1.40	(0.05)	0.39
2016	10.46	10.58	972,837	10,288,060	1.49	0.95	1.40	0.01	0.45

Short Term
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68
2018	10.58	10.58	13,414	141,870	2.08	1.00	1.00	0.42	0.42
2017	10.53	10.53	11,127	117,186	1.60	1.00	1.00	1.29	1.29
2016	10.40	10.40	10,238	106,450	0.99	1.00	1.00	1.15	1.15

Emerging
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52
2018	13.39	13.39	6,308	84,476	4.04	1.00	1.00	(5.77)	(5.77)
2017	14.21	14.21	5,326	75,691	4.90	1.00	1.00	8.68	8.68
2016	13.08	13.08	1,090	14,255	1.88	1.00	1.00	(2.87)	(2.87)

Low Duration Adv.
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89
2018	10.23	10.23	31,660	323,853	1.81	1.00	1.00	(0.75)	(0.75)
2017	10.31	10.31	31,813	327,890	1.23	1.00	1.00	0.24	0.24
2016	10.28	10.28	24,036	247,122	0.99	1.00	1.00	0.14	0.14

Real Return
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31
2018	12.08	12.34	61,242	755,019	2.44	0.95	1.40	(3.68)	(3.23)
2017	12.54	12.75	40,906	521,056	2.29	0.95	1.40	2.12	2.58
2016	12.28	12.43	14,237	176,745	1.54	0.95	1.40	(1.92)	(0.39)

Commodity
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25
2018	6.83	6.83	12,176	83,135	1.97	1.00	1.00	(15.06)	(15.06)
2017	8.04	8.04	12,360	99,346	11.38	1.00	1.00	1.05	1.05
2016	7.95	7.95	7,994	63,589	1.05	1.00	1.00	14.40	14.40

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16
2018	12.84	13.22	92,854	1,264,783	1.86	0.95	1.40	(7.54)	(7.12)
2017	13.83	14.30	100,074	1,468,996	1.64	0.95	1.40	11.78	12.27
2016	12.32	12.79	99,254	1,299,738	1.58	0.95	1.40	6.97	7.45

Growth
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63
2018	12.19	13.75	61,169	837,303	1.65	0.95	1.40	(9.32)	(8.91)
2017	13.44	15.09	61,643	928,854	1.17	0.95	1.40	15.68	16.20
2016	11.62	12.99	74,477	966,104	1.49	0.95	1.40	8.18	8.66

Income
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84
2018	12.72	13.20	62,556	824,053	1.93	0.95	1.40	(5.59)	(5.16)
2017	13.48	13.90	73,815	1,024,933	1.55	0.95	1.40	8.43	8.91
2016	12.43	12.76	101,028	1,283,498	1.67	0.95	1.40	4.90	5.37

Franklin Templeton:
Global Bond
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05
2018	18.17	18.55	2,007,173	37,135,314	-	0.95	1.40	0.53	0.97
2017	18.07	18.37	2,173,461	39,836,012	-	0.95	1.40	0.49	0.97
2016	17.98	18.19	2,133,981	38,756,938	-	0.95	1.40	1.50	1.97

Income
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95
2018	15.74	16.59	64,813	1,064,120	4.54	0.95	1.40	(5.64)	(5.21)
2017	16.68	17.50	40,330	697,924	4.32	0.95	1.40	5.76	8.64
2016	15.31	16.11	18,745	299,824	2.37	0.95	1.25	4.06	7.51

Global Discovery
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13
2018	20.35	20.35	1,017	20,695	2.34	1.00	1.00	(12.10)	(12.10)
2017	23.15	23.15	571	13,220	1.73	1.00	1.00	7.52	7.52
2016	21.53	21.53	462	9,946	1.38	1.00	1.00	11.15	11.15

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Small Cap
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09
2018	21.55	21.55	14,610	314,837	0.90	1.00	1.00	(13.75)	(13.75)
2017	24.98	24.98	14,100	352,268	0.48	1.00	1.00	9.56	9.56
2016	22.80	22.80	4,299	98,036	0.24	1.00	1.00	25.08	25.08

Foreign
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41
2018	13.56	13.56	8,589	116,444	2.64	1.00	1.00	(16.29)	(16.29)
2017	16.19	16.19	7,888	127,733	2.76	1.00	1.00	15.54	15.54
2016	14.02	14.02	5,238	73,418	1.51	1.00	1.00	5.53	5.53

AllianceBernstein:
Growth and Income
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38
2018	35.87	35.87	2,633	94,454	0.81	1.00	1.00	(6.78)	(6.78)
2017	38.48	38.48	1,283	49,386	1.33	1.00	1.00	17.42	17.42
2016	32.77	32.77	462	15,148	-	1.00	1.00	5.87	5.87

American Funds:
Managed
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81
2018	13.32	13.32	51,561	686,786	1.36	1.00	1.00	(5.84)	(5.84)
2017	14.15	14.15	55,365	783,235	0.83	1.00	1.00	13.67	13.67
2016	12.45	12.45	50,744	631,546	1.37	1.00	1.00	5.77	5.77

Blue Chip
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17
2018	15.42	15.42	183,945	2,835,981	2.02	1.00	1.00	(9.57)	(9.57)
2017	17.05	17.05	157,594	2,686,801	2.46	1.00	1.00	15.88	15.88
2016	14.71	14.71	80,564	1,185,270	3.09	1.00	1.00	13.67	13.67

Global
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93
2018	30.60	30.60	15,140	463,335	0.72	1.00	1.00	(9.95)	(9.95)
2017	33.99	33.99	10,527	357,767	1.00	1.00	1.00	30.17	30.17
2016	26.11	26.11	3,029	79,084	1.23	1.00	1.00	2.17	2.17

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Growth
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48
2018	92.11	92.11	14,582	1,343,114	0.45	1.00	1.00	(1.24)	(1.24)
2017	93.27	93.27	12,198	1,137,714	0.63	1.00	1.00	27.02	27.02
2016	73.43	73.43	4,880	358,304	1.77	1.00	1.00	11.35	11.35

International
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66
2018	20.80	20.80	25,575	531,914	1.80	1.00	1.00	(14.00)	(14.00)
2017	24.18	24.18	21,836	528,096	1.85	1.00	1.00	30.84	30.84
2016	18.48	18.48	6,029	111,442	2.70	1.00	1.00	5.46	5.46

New World
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86
2018	21.28	21.28	17,286	367,877	0.87	1.00	1.00	(14.90)	(14.90)
2017	25.01	25.01	16,560	414,109	1.21	1.00	1.00	28.16	28.16
2016	19.51	19.51	7,736	150,951	0.92	1.00	1.00	5.12	5.12

Growth-Income
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89
2018	58.63	58.63	23,428	1,373,649	1.44	1.00	1.00	(2.77)	(2.77)
2017	60.30	60.30	21,462	1,294,181	1.87	1.00	1.00	21.17	21.17
2016	49.76	49.76	7,913	393,777	2.54	1.00	1.00	12.64	12.64

Asset
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03
2018	24.09	24.09	78,874	1,900,311	1.99	1.00	1.00	(5.56)	(5.56)
2017	25.51	25.51	54,794	1,397,830	1.91	1.00	1.00	15.08	15.08
2016	22.17	22.17	27,710	614,262	2.06	1.00	1.00	7.13	7.13

Columbia:
Strategic
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12
2018	4.91	4.91	33,431	164,278	3.27	1.00	1.00	(1.63)	(1.63)
2017	5.00	5.00	30,735	153,537	3.05	1.00	1.00	4.86	4.86
2016	4.76	4.76	18,379	87,561	2.88	1.00	1.00	6.05	6.05

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Emerging
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97
2018	15.85	15.85	11,663	184,815	0.29	1.00	1.00	(22.45)	(22.45)
2017	20.43	20.43	8,382	171,273	-	1.00	1.00	45.45	45.45
2016	14.05	14.05	704	9,886	-	1.00	1.00	4.98	4.98

International
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91
2018	13.05	13.05	2,484	32,419	2.57	1.00	1.00	(17.64)	(17.64)
2017	15.84	15.84	2,344	37,145	1.85	1.00	1.00	25.93	25.93
2016	12.58	12.58	2,340	29,441	0.20	1.00	1.00	0.33	0.33

Smaller-Cap
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28
2018	20.21	20.21	4,823	97,477	-	1.00	1.00	(13.69)	(13.69)
2017	23.42	23.42	4,907	114,895	-	1.00	1.00	10.97	10.97
2016	21.10	21.10	1,545	32,600	-	1.00	1.00	12.96	12.96

Mid Cap
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95
2018	18.77	18.77	20,008	375,609	-	1.00	1.00	(14.38)	(14.38)
2017	21.92	21.92	15,220	333,683	-	1.00	1.00	12.17	12.17
2016	19.55	19.55	10,119	197,779	-	1.00	1.00	13.64	13.64

High Yield
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37
2018	7.08	7.08	38,444	272,350	5.48	1.00	1.00	(4.96)	(4.96)
2017	7.45	7.45	35,359	263,561	5.81	1.00	1.00	5.13	5.13
2016	7.09	7.09	22,459	159,241	6.58	1.00	1.00	7.47	7.47

Large Core
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23
2018	44.58	44.58	7,333	326,867	-	1.00	1.00	(4.81)	(4.81)
2017	46.83	46.83	5,716	267,699	-	1.00	1.00	22.85	22.85
2016	38.12	38.12	2,898	110,467	-	1.00	1.00	9.03	9.03

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy:
Strategy
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57
2018	8.79	8.79	558	4,903	1.86	1.00	1.00	(6.38)	(6.38)
2017	9.39	9.39	558	5,237	1.15	1.00	1.00	4.64	4.64
2016	-	-	-	-	-	-	-	-	-

Balanced
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94
2018	7.77	7.86	101,402	880,946	1.45	0.95	1.40	(4.59)	(4.16)
2017	8.15	8.20	117,387	1,046,941	1.60	0.95	1.40	9.83	10.32
2016	7.42	7.43	104,622	848,665	0.47	0.95	1.40	1.24	2.15

Energy
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45
2018	3.79	3.79	43,428	164,568	-	1.00	1.00	(34.79)	(34.79)
2017	5.81	5.81	40,613	236,021	0.95	1.00	1.00	(13.51)	(13.51)
2016	6.72	6.72	13,293	89,316	0.03	1.00	1.00	26.08	26.08

Small Cap Value
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09
2018	19.95	19.95	20,016	399,258	0.10	1.00	1.00	(11.38)	(11.38)
2017	22.51	22.51	16,354	368,108	-	1.00	1.00	12.60	12.60
2016	19.99	19.99	6,338	126,689	-	1.00	1.00	21.00	21.00

Science
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00
2018	28.34	28.34	30,527	865,193	-	1.00	1.00	(6.18)	(6.18)
2017	30.21	30.21	21,581	651,935	-	1.00	1.00	30.81	30.81
2016	23.09	23.09	7,555	174,471	-	1.00	1.00	7.29	7.29

Mid Cap Growth
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57
2018	12.31	12.31	39,638	488,111	-	1.00	1.00	(1.06)	(1.06)
2017	12.45	12.45	16,756	208,539	-	1.00	1.00	25.64	25.64
2016	9.91	9.91	5,899	58,433	-	1.00	1.00	6.58	6.58

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
International
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52
2018	15.43	15.43	11,487	177,223	1.53	1.00	1.00	(18.63)	(18.63)
2017	18.96	18.96	10,387	196,947	1.36	1.00	1.00	21.94	21.94
2016	15.55	15.55	10,314	160,386	0.80	1.00	1.00	3.21	3.21

Global
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68
2018	9.54	9.54	4,680	44,635	0.47	1.00	1.00	(7.21)	(7.21)
2017	10.28	10.28	4,099	42,133	0.05	1.00	1.00	23.29	23.29
2016	8.34	8.34	2,569	21,412	-	1.00	1.00	7.51	7.51

High Income
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09
2018	3.95	3.95	65,079	256,978	5.89	1.00	1.00	(3.09)	(3.09)
2017	4.07	4.07	51,651	210,462	5.49	1.00	1.00	5.62	5.62
2016	3.86	3.86	10,445	40,293	0.01	1.00	1.00	9.59	9.59

Janus:
Flexible
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19
2018	12.82	12.82	33,252	426,367	2.76	1.00	1.00	(2.27)	(2.27)
2017	13.12	13.12	27,114	355,745	2.59	1.00	1.00	2.33	2.33
2016	12.82	12.82	22,597	289,726	2.75	1.00	1.00	0.38	0.38

Putnam:
Health
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00
2018	19.82	19.82	5,399	107,026	0.97	1.00	1.00	(1.59)	(1.59)
2017	20.14	20.14	5,339	107,549	0.50	1.00	1.00	14.16	14.16
2016	17.64	17.64	4,831	85,238	-	1.00	1.00	(0.20)	(0.20)

Asset
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97
2018	19.08	19.08	3,082	58,792	1.54	1.00	1.00	(8.18)	(8.18)
2017	20.78	20.78	1,985	41,240	0.84	1.00	1.00	14.20	14.20
2016	18.20	18.20	164	2,992	-	1.00	1.00	(0.21)	(0.21)

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37
2018	6.54	6.54	39,874	260,933	3.21	1.00	1.00	(17.41)	(17.41)
2017	7.92	7.92	40,503	320,928	4.21	1.00	1.00	11.69	11.69
2016	7.09	7.09	35,575	252,374	-	1.00	1.00	(3.43)	(3.43)

Hard Assets
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44
2018	15.98	15.98	5,469	87,381	-	1.00	1.00	(29.14)	(29.14)
2017	22.55	22.55	4,926	111,079	-	1.00	1.00	(2.94)	(2.94)
2016	23.23	23.23	2,109	48,987	-	1.00	1.00	21.03	21.03

FS-108

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2020	2019
Fidelity:
Equity-Income IC
Units issued	51,291	59,754
Units redeemed	(71,138)	(80,909)
Net increase(decrease)	(19,847)	(21,155)

Equity-Income SC
Units issued	4,971	5,465
Units redeemed	(7,917)	(7,232)
Net increase(decrease)	(2,946)	(1,767)

Equity-Income SC2
Units issued	174,419	195,552
Units redeemed	(187,668)	(208,562)
Net increase(decrease)	(13,249)	(13,010)

Growth IC
Units issued	15,073	14,698
Units redeemed	(20,369)	(26,975)
Net increase(decrease)	(5,296)	(12,277)

Growth SC
Units issued	2,937	3,370
Units redeemed	(4,865)	(5,267)
Net increase(decrease)	(1,928)	(1,897)

Growth SC2
Units issued	65,191	78,667
Units redeemed	(73,420)	(89,964)
Net increase(decrease)	(8,229)	(11,297)

High Income IC
Units issued	178,107	188,761
Units redeemed	(196,094)	(193,087)
Net increase(decrease)	(17,987)	(4,326)

High Income SC
Units issued	74,967	90,882
Units redeemed	(86,075)	(96,960)
Net increase(decrease)	(11,108)	(6,078)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
High Income SC2
Units issued	10,290,675	10,825,969
Units redeemed	(10,412,581)	(11,042,099)
Net increase(decrease)	(121,906)	(216,130)

Overseas IC
Units issued	40,780	42,903
Units redeemed	(49,666)	(52,716)
Net increase(decrease)	(8,886)	(9,813)

Overseas SC
Units issued	3,280	4,159
Units redeemed	(4,918)	(6,465)
Net increase(decrease)	(1,638)	(2,306)

Overseas SC2
Units issued	281,269	313,362
Units redeemed	(295,415)	(322,208)
Net increase(decrease)	(14,146)	(8,846)

Asset Mgr. IC
Units issued	8,465	10,488
Units redeemed	(21,348)	(27,425)
Net increase(decrease)	(12,883)	(16,937)

Asset Mgr. SC
Units issued	3,794	4,037
Units redeemed	(10,134)	(11,690)
Net increase(decrease)	(6,340)	(7,653)

Asset Mgr. SC2
Units issued	11,423	18,881
Units redeemed	(16,875)	(24,099)
Net increase(decrease)	(5,452)	(5,218)

Inv. Bond IC
Units issued	318,580	360,389
Units redeemed	(357,344)	(382,103)
Net increase(decrease)	(38,764)	(21,714)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Inv. Bond SC2
Units issued	12,003,888	13,580,651
Units redeemed	(12,344,266)	(13,825,307)
Net increase(decrease)	(340,378)	(244,656)

Contrafund IC
Units issued	40,780	42,708
Units redeemed	(71,311)	(59,070)
Net increase(decrease)	(30,531)	(16,362)

Contrafund SC
Units issued	4,993	5,878
Units redeemed	(9,139)	(9,432)
Net increase(decrease)	(4,146)	(3,554)

Contrafund SC2
Units issued	186,324	231,542
Units redeemed	(245,910)	(269,343)
Net increase(decrease)	(59,586)	(37,801)

Asset Mgr. Gr. IC
Units issued	6,058	6,723
Units redeemed	(8,453)	(8,619)
Net increase(decrease)	(2,395)	(1,896)

Asset Mgr. Gr. SC
Units issued	674	657
Units redeemed	(1,011)	(741)
Net increase(decrease)	(337)	(84)

Asset Mgr. Gr. SC2
Units issued	5,901	6,075
Units redeemed	(8,249)	(8,504)
Net increase(decrease)	(2,348)	(2,429)

Mid Cap SC2
Units issued	60,113	70,606
Units redeemed	(69,588)	(77,273)
Net increase(decrease)	(9,475)	(6,667)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Money Market
Units issued	27,841,609	17,117,142
Units redeemed	(26,042,334)	(22,155,950)
Net increase(decrease)	1,799,275	(5,038,808)

Money Market SC2
Units issued	2,777,862	1,304,655
Units redeemed	(2,585,101)	(749,572)
Net increase(decrease)	192,761	555,083

Index 500 SC2
Units issued	6,305	4,462
Units redeemed	(6,458)	(3,481)
Net increase(decrease)	(153)	981

Strategic SC2
Units issued	8,356	16,517
Units redeemed	(5,097)	(7,720)
Net increase(decrease)	3,259	8,797

Alger:
Balanced
Units issued	75,662	60,603
Units redeemed	(82,778)	(70,633)
Net increase(decrease)	(7,116)	(10,030)

MFS:
Utilities
Units issued	145,404	154,538
Units redeemed	(162,848)	(197,438)
Net increase(decrease)	(17,444)	(42,900)

New Discovery
Units issued	109,601	158,660
Units redeemed	(139,389)	(161,793)
Net increase(decrease)	(29,788)	(3,133)

Total Return
Units issued	124,935	128,036
Units redeemed	(133,859)	(142,733)
Net increase(decrease)	(8,924)	(14,697)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
MFS, continued:
Growth SC
Units issued	3,085	3,306
Units redeemed	(2,818)	(3,633)
Net increase(decrease)	267	(327)

New Discovery SC
Units issued	10,506	17,166
Units redeemed	(17,728)	(14,498)
Net increase(decrease)	(7,222)	2,668

Utilities SC
Units issued	12,421	19,861
Units redeemed	(11,013)	(8,838)
Net increase(decrease)	1,408	11,023

Strategic
Units issued	224,135	244,379
Units redeemed	(249,559)	(306,382)
Net increase(decrease)	(25,424)	(62,003)

Research
Units issued	6,319,029	7,088,747
Units redeemed	(6,525,572)	(7,310,431)
Net increase(decrease)	(206,543)	(221,684)

Blended Core SC
Units issued	268	391
Units redeemed	(238)	(235)
Net increase(decrease)	30	156

Corporate SC
Units issued	13,352	16,216
Units redeemed	(13,666)	(10,273)
Net increase(decrease)	(314)	5,943

Government SC
Units issued	40,029	11,842
Units redeemed	(35,040)	(11,587)
Net increase(decrease)	4,989	255

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
MFS, continued:
Growth Allocation SC
Units issued	15,963	18,749
Units redeemed	(16,903)	(17,213)
Net increase(decrease)	(940)	1,536

Moderate SC
Units issued	2,899	3,433
Units redeemed	(42,291)	(7,627)
Net increase(decrease)	(39,392)	(4,194)

Conservative SC
Units issued	1,099	3,370
Units redeemed	(972)	(1,130)
Net increase(decrease)	127	2,240

Blended Small Cap SC
Units issued	13,693	19,041
Units redeemed	(17,202)	(6,844)
Net increase(decrease)	(3,509)	12,197

Global Real Estate IC
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Global Real Estate SC
Units issued	783	-
Units redeemed	-	-
Net increase(decrease)	783	-

Van Kampen:
Emerging Markets
Units issued	3,322,514	3,588,782
Units redeemed	(3,457,114)	(3,686,027)
Net increase(decrease)	(134,600)	(97,245)

Intl. Magnum
Units issued	117,948	132,294
Units redeemed	(132,421)	(140,181)
Net increase(decrease)	(14,473)	(7,887)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Van Kampen, continued:
U.S. Real Estate
Units issued	4,377,490	3,676,403
Units redeemed	(4,169,018)	(3,766,568)
Net increase(decrease)	208,472	(90,165)

Global II
Units issued	2,025	2,467
Units redeemed	(3,511)	(7,491)
Net increase(decrease)	(1,486)	(5,024)

Core Plus Fixed II
Units issued	35,745	22,650
Units redeemed	(14,644)	(4,126)
Net increase(decrease)	21,101	18,524

Calvert:
Balanced
Units issued	259,920	378,457
Units redeemed	(313,174)	(388,181)
Net increase(decrease)	(53,254)	(9,724)

Mid Cap
Units issued	1	1
Units redeemed	(3,713)	(3,003)
Net increase(decrease)	(3,712)	(3,002)

Balanced F
Units issued	68,089	48,787
Units redeemed	(78,371)	(25,426)
Net increase(decrease)	(10,282)	23,361

American Century:
Income & Growth
Units issued	8,369,660	9,250,218
Units redeemed	(8,683,233)	(9,499,713)
Net increase(decrease)	(313,573)	(249,495)

Mid Cap Value
Units issued	762,426	801,155
Units redeemed	(792,962)	(829,961)
Net increase(decrease)	(30,536)	(28,806)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
American Century, continued:
Inc. & Growth II
Units issued	9,087	8,026
Units redeemed	(12,462)	(16,151)
Net increase(decrease)	(3,375)	(8,125)

AIM:
Intl. Growth
Units issued	545,141	622,950
Units redeemed	(568,501)	(650,541)
Net increase(decrease)	(23,360)	(27,591)

Global
Units issued	140,891	147,775
Units redeemed	(137,104)	(150,469)
Net increase(decrease)	3,787	(2,694)

Global Value
Units issued	145,154	154,628
Units redeemed	(163,216)	(173,664)
Net increase(decrease)	(18,062)	(19,036)

Discovery Mid Cap
Units issued	60,220	-
Units redeemed	(27,052)	-
Net increase(decrease)	33,168	-

Diversified
Units issued	18,112	21,005
Units redeemed	(19,235)	(18,902)
Net increase(decrease)	(1,123)	2,103

Value
Units issued	1,291	1,044
Units redeemed	(951)	(1,633)
Net increase(decrease)	340	(589)

Real Estate
Units issued	11,395	35,250
Units redeemed	(16,967)	(14,501)
Net increase(decrease)	(5,572)	20,749

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit:
S&P MidCap
Units issued	3,428,895	3,520,847
Units redeemed	(3,589,802)	(3,681,294)
Net increase(decrease)	(160,907)	(160,447)

Russell Small Cap
Units issued	2,907,518	3,011,336
Units redeemed	(3,102,268)	(3,136,462)
Net increase(decrease)	(194,750)	(125,126)

Nasdaq-100 Index
Units issued	5,073,471	6,905,322
Units redeemed	(5,674,898)	(7,255,268)
Net increase(decrease)	(601,427)	(349,946)

EAFE Intl.
Units issued	1,906,383	1,991,390
Units redeemed	(1,937,863)	(2,038,493)
Net increase(decrease)	(31,480)	(47,103)

S&P 500
Units issued	1,577,477	1,826,495
Units redeemed	(1,672,844)	(1,923,631)
Net increase(decrease)	(95,367)	(97,136)

Barclays
Units issued	4,700,919	5,320,978
Units redeemed	(4,829,154)	(5,443,112)
Net increase(decrease)	(128,235)	(122,134)

Growth
Units issued	558,217	901,488
Units redeemed	(1,335,788)	(2,100,312)
Net increase(decrease)	(777,571)	(1,198,824)

Mod. Growth
Units issued	1,490,215	1,626,311
Units redeemed	(1,699,495)	(2,031,357)
Net increase(decrease)	(209,280)	(405,046)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit, continued:
Moderate
Units issued	12,032,155	13,061,515
Units redeemed	(12,242,199)	(13,448,290)
Net increase(decrease)	(210,044)	(386,775)

Third Avenue:
Value
Units issued	301,251	298,707
Units redeemed	(336,154)	(319,246)
Net increase(decrease)	(34,903)	(20,539)

Dreyfus:
MidCap
Units issued	66,081	66,147
Units redeemed	(76,592)	(81,036)
Net increase(decrease)	(10,511)	(14,889)

Small Cap
Units issued	21,154	22,439
Units redeemed	(21,759)	(24,259)
Net increase(decrease)	(605)	(1,820)

Scudder:
Small Mid Value
Units issued	110,611	114,919
Units redeemed	(120,530)	(135,875)
Net increase(decrease)	(9,919)	(20,956)

Thematic
Units issued	38,057	42,828
Units redeemed	(46,445)	(38,387)
Net increase(decrease)	(8,388)	4,441

Alternative
Units issued	2,545	1,880
Units redeemed	(2,678)	(1,747)
Net increase(decrease)	(133)	133

Neuberger Berman:
Regency
Units issued	38,103	52,447
Units redeemed	(42,018)	(56,371)
Net increase(decrease)	(3,915)	(3,924)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Neuberger Berman, continued:
Intrinsic
Units issued	4,129	2,310
Units redeemed	(5,356)	(3,876)
Net increase(decrease)	(1,227)	(1,566)

Growth
Units issued	2,558	2,485
Units redeemed	(2,941)	(5,169)
Net increase(decrease)	(383)	(2,684)

T. Rowe:
Blue Chip
Units issued	3,754,830	4,670,306
Units redeemed	(4,082,602)	(4,882,098)
Net increase(decrease)	(327,772)	(211,792)

Pimco:
Total Return
Units issued	412,678	435,212
Units redeemed	(493,373)	(545,948)
Net increase(decrease)	(80,695)	(110,736)

Low Duration
Units issued	2,978,464	3,093,301
Units redeemed	(2,994,584)	(3,128,299)
Net increase(decrease)	(16,120)	(34,998)

Short Term
Units issued	118,981	28,949
Units redeemed	(85,968)	(29,013)
Net increase(decrease)	33,013	(64)

Emerging
Units issued	4,666	1,280
Units redeemed	(4,995)	(2,162)
Net increase(decrease)	(329)	(882)

Low Duration Adv.
Units issued	83,718	5,834
Units redeemed	(64,985)	(4,158)
Net increase(decrease)	18,733	1,676

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Pimco, continued:
Real Return
Units issued	69,301	30,634
Units redeemed	(29,288)	(14,951)
Net increase(decrease)	40,013	15,683

Commodity
Units issued	1,399	1
Units redeemed	(96)	(1,608)
Net increase(decrease)	1,303	(1,607)

Ibbotson:
Balanced
Units issued	5,836	3,352
Units redeemed	(29,995)	(30,627)
Net increase(decrease)	(24,159)	(27,275)

Growth
Units issued	8,471	23,512
Units redeemed	(18,254)	(45,455)
Net increase(decrease)	(9,783)	(21,943)

Income
Units issued	15,741	41,751
Units redeemed	(27,597)	(65,124)
Net increase(decrease)	(11,856)	(23,373)

Franklin Templeton:
Global Bond
Units issued	7,080,560	7,098,500
Units redeemed	(7,083,617)	(7,081,454)
Net increase(decrease)	(3,057)	17,046

Income
Units issued	36,976	49,955
Units redeemed	(42,960)	(38,766)
Net increase(decrease)	(5,984)	11,189

Global Discovery
Units issued	1,168	932
Units redeemed	(3)	(820)
Net increase(decrease)	1,165	112

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Franklin Templeton, continued:
Small Cap
Units issued	6,761	1,466
Units redeemed	(5,430)	(1,915)
Net increase(decrease)	1,331	(449)

Foreign
Units issued	20,428	9,851
Units redeemed	(13,155)	(9,058)
Net increase(decrease)	7,273	793

AllianceBernstein:
Growth and Income
Units issued	10,345	10,326
Units redeemed	(10,234)	(7,076)
Net increase(decrease)	111	3,250

American Funds:
Managed
Units issued	935,348	1,663,982
Units redeemed	(448,488)	(88,621)
Net increase(decrease)	486,860	1,575,361

Blue Chip
Units issued	38,061	34,133
Units redeemed	(62,149)	(32,525)
Net increase(decrease)	(24,088)	1,608

Global
Units issued	11,091	11,115
Units redeemed	(9,914)	(8,183)
Net increase(decrease)	1,177	2,932

Growth
Units issued	2,785	4,872
Units redeemed	(3,241)	(3,996)
Net increase(decrease)	(456)	876

International
Units issued	7,214	7,273
Units redeemed	(9,895)	(3,115)
Net increase(decrease)	(2,681)	4,158

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
American Funds, continued:
New World
Units issued	12,035	4,141
Units redeemed	(9,833)	(6,762)
Net increase(decrease)	2,202	(2,621)

Growth-Income
Units issued	4,274	5,097
Units redeemed	(12,195)	(3,592)
Net increase(decrease)	(7,921)	1,505

Asset
Units issued	10,150	19,725
Units redeemed	(17,695)	(2,433)
Net increase(decrease)	(7,545)	17,292

Columbia:
Strategic
Units issued	12,503	27,197
Units redeemed	(11,163)	(6,099)
Net increase(decrease)	1,340	21,098

Emerging
Units issued	2,740	205
Units redeemed	(3,522)	(757)
Net increase(decrease)	(782)	(552)

International
Units issued	783	22
Units redeemed	(112)	(30)
Net increase(decrease)	671	(8)

Smaller-Cap
Units issued	1,618	474
Units redeemed	(96)	(68)
Net increase(decrease)	1,522	406

Mid Cap
Units issued	10,455	9,324
Units redeemed	(8,155)	(10,714)
Net increase(decrease)	2,300	(1,390)

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Columbia, continued:
High Yield
Units issued	18,371	15,956
Units redeemed	(15,677)	(15,749)
Net increase(decrease)	2,694	207

Large Core
Units issued	4,788	7,654
Units redeemed	(5,001)	(4,199)
Net increase(decrease)	(213)	3,455

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	105,821	103,215
Units redeemed	(103,468)	(92,385)
Net increase(decrease)	2,353	10,830

Energy
Units issued	166,869	89,365
Units redeemed	(127,395)	(82,084)
Net increase(decrease)	39,474	7,281

Small Cap Value
Units issued	11,153	12,569
Units redeemed	(12,282)	(15,539)
Net increase(decrease)	(1,129)	(2,970)

Science
Units issued	15,358	19,213
Units redeemed	(17,925)	(15,497)
Net increase(decrease)	(2,567)	3,716

Mid Cap Growth
Units issued	25,540	27,215
Units redeemed	(32,104)	(27,929)
Net increase(decrease)	(6,564)	(714)

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Ivy, continued:
International
Units issued	2,690	2,043
Units redeemed	(3,472)	(5,107)
Net increase(decrease)	(782)	(3,064)

Global
Units issued	7,697	6,767
Units redeemed	(7,195)	(6,900)
Net increase(decrease)	502	(133)

High Income
Units issued	6,814	22,275
Units redeemed	(10,836)	(9,863)
Net increase(decrease)	(4,022)	12,412

Janus:
Flexible
Units issued	34,508	9,293
Units redeemed	(15,144)	(6,131)
Net increase(decrease)	19,364	3,162

Putnam:
Health
Units issued	1,842	588
Units redeemed	(1,408)	(589)
Net increase(decrease)	434	(1)

Asset
Units issued	526	3,766
Units redeemed	(1,560)	(90)
Net increase(decrease)	(1,034)	3,676

Van Eck:
Gold
Units issued	90,433	8,908
Units redeemed	(49,646)	(7,828)
Net increase(decrease)	40,787	1,080

Hard Assets
Units issued	10,357	3,766
Units redeemed	(5,337)	(2,992)
Net increase(decrease)	5,020	774

FS-124